Schedule of Investments
Principal Active High Yield ETF
March 31, 2026 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 6 .16 % Shares Held Value
Money Market Funds - 6 .16% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.55%
(a),(b),(c)
16,474,215 $ 16,474,215
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(a)
13,864,469 13,864,469
TOTAL INVESTMENT COMPANIES a $ 30,338,684
BONDS - 91 .60%
Principal
Amount Value
Aerospace & Defense - 0 .99% — —
TransDigm, Inc.
6.75%, 01/31/2034
(d)
$ 4,801,000 $ 4,863,917
Airlines - 0 .99%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.75%, 04/20/2029
(d)
2,540,366 2,526,471
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d),(e)
2,471,000 2,372,160
$ 4,898,631
Banks - 2 .78%
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(f),(g),(h)
2,510,000 2,534,348
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%, 03/15/2029
(f),(g)
4,208,000 4,354,265
UBS Group AG
(USD Swap Rate NY 5 Year + 3.08%),
7.00%, 02/10/2030
(d),(f),(g),(h)
6,884,000 6,817,730
$ 13,706,343
Building Materials - 2 .53%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(d)
5,126,000 5,291,298
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
7,236,000 7,181,428
$ 12,472,726
Chemicals - 3 .08%
Advancion Sciences, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(i)
2,786,084 2,263,693
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d),(e)
2,958,000 2,754,638
12.00%, 02/15/2031
(d)
2,290,000 2,255,650
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(e)
7,785,000 7,357,152
6.75%, 08/01/2032
(d)
556,000 529,492
$ 15,160,625
Commercial Services - 4 .65%
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d),(e)
6,125,000 6,323,882
8.63%, 05/15/2032
(d)
112,000 116,901
Garda World Security Corp.
6.00%, 06/01/2029
(d)
3,484,000 3,316,156
8.38%, 11/15/2032
(d)
4,233,000 4,235,874
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
6.75%, 08/15/2032
(d)
4,210,000 4,139,883
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
4,614,000 4,795,090
$ 22,927,786
Computers - 2 .22%
McAfee Corp.
7.38%, 02/15/2030
(d),(e)
7,827,000 6,466,599
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
4,189,000 4,484,083
$ 10,950,682
Diversified Financial Services - 8 .63%
Credit Acceptance Corp.
9.25%, 12/15/2028
(d)
6,694,000 6,936,216
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(d)
1,045,000 979,764
9.13%, 05/15/2031
(d)
7,175,000 7,293,387
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
$ 7,169,000 $ 7,273,237
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033
(d)
5,670,000 5,752,601
OneMain Finance Corp.
3.50%, 01/15/2027 517,000 507,236
4.00%, 09/15/2030 6,635,000 5,991,956
6.63%, 01/15/2028 1,018,000 1,024,962
Rfna LP
7.88%, 02/15/2030
(d)
1,686,000 1,611,298
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
5,074,000 5,180,940
$ 42,551,597
Electric - 6 .03%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
7,426,000 7,255,755
GenOn Energy, Inc.
0.00%, 10/15/2020
(j),(k),(l)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
6,856,000 7,126,659
NRG Energy, Inc.
5.75%, 01/15/2034
(d)
3,681,000 3,631,028
6.00%, 01/15/2036
(d)
3,681,000 3,647,529
Vistra Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%),
7.00%, 12/15/2026
(d),(f),(g)
3,007,000 3,010,855
VoltaGrid LLC
7.38%, 11/01/2030
(d)
4,899,000 5,059,731
$ 29,731,557
Entertainment - 3 .60%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
6,121,000 6,049,740
Cinemark USA, Inc.
5.25%, 07/15/2028
(d)
5,211,000 5,166,449
7.00%, 08/01/2032
(d)
2,069,000 2,125,871
Discovery Global Holdings, Inc.
5.05%, 03/15/2042 2,975,000 1,959,947
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.25%, 03/15/2033
(d)
2,465,000 2,439,363
$ 17,741,370
Food - 3 .00%
B&G Foods, Inc.
8.00%, 09/15/2028
(d)
5,135,000 5,056,467
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
6,103,000 6,236,393
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
2,018,000 2,054,451
9.63%, 09/15/2032
(d),(e)
1,410,000 1,436,044
$ 14,783,355
Forest Products & Paper - 0 .34%
Mercer International, Inc.
5.13%, 02/01/2029 1,574,000 818,480
12.88%, 10/01/2028
(d),(e)
1,364,000 861,115
$ 1,679,595
Healthcare - Services - 3 .31%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
4,502,000 4,383,192
Concentra Health Services, Inc.
6.88%, 07/15/2032
(d)
5,335,000 5,515,665
Global Medical Response, Inc.
7.38%, 10/01/2032
(d)
2,235,000 2,320,913
LifePoint Health, Inc.
8.38%, 02/15/2032
(d)
3,820,000 4,079,462
$ 16,299,232

Schedule of Investments
Principal Active High Yield ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Home Builders - 1 .76%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
$ 4,684,000 $ 4,837,396
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033
(d)
3,866,000 3,823,058
$ 8,660,454
Household Products & Wares - 0 .23%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031
(d),(e)
967,000 597,122
10.75%, 06/30/2032
(d),(e)
1,655,000 554,425
$ 1,151,547
Insurance - 0 .38%
Asurion LLC/Asurion Co-Issuer, Inc.
8.38%, 02/01/2034
(d)
1,921,000 1,865,027
Investment Companies - 2 .94%
HA Sustainable Infrastructure Capital, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.48%),
7.13%, 11/15/2056
(g)
2,007,000 1,997,424
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%),
8.00%, 06/01/2056
(g)
4,249,000 4,396,789
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/2029 8,413,000 7,179,321
10.00%, 11/15/2029
(d)
921,000 907,322
$ 14,480,856
Lodging - 0 .63%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
3,143,000 3,086,861
Machinery - Diversified - 1 .20%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
5,698,000 5,937,436
Media - 5 .57%
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.50%, 06/01/2033
(d)
2,800,000 2,437,746
7.00%, 02/01/2033
(d)
2,468,000 2,474,797
Directv Financing LLC
8.88%, 02/01/2030
(d)
1,033,000 1,028,186
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.88%, 08/15/2027
(d)
1,657,000 1,655,254
10.00%, 02/15/2031
(d)
4,185,000 4,272,170
Discovery Communications LLC
4.13%, 05/15/2029 2,658,000 2,559,244
DISH DBS Corp.
0.00%, 12/01/2026
(d),(k)
185,000 183,413
DISH Network Corp.
0.00%, 11/15/2027
(d),(k)
4,406,000 4,539,260
iHeartCommunications, Inc.
4.75%, 01/15/2028
(d)
1,350,000 1,214,263
7.75%, 08/15/2030
(d)
1,429,987 1,138,486
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(d)
5,841,000 5,937,756
$ 27,440,575
Metal Fabricate & Hardware - 1 .10%
TMS International Corp.
6.25%, 04/15/2029
(d)
5,608,000 5,411,720
Mining - 2 .71%
First Quantum Minerals Ltd.
8.00%, 03/01/2033
(d)
6,428,000 6,700,245
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
6,404,000 6,676,554
$ 13,376,799
Oil & Gas - 4 .60%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
3,341,000 3,484,546
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Matador Resources Co.
6.25%, 04/15/2033
(d)
$ 9,784,000 $ 9,793,197
Northern Oil & Gas, Inc.
7.88%, 10/15/2033
(d)
3,080,000 3,186,731
Sunoco LP
5.88%, 03/15/2034
(d)
6,256,000 6,186,896
$ 22,651,370
Packaging & Containers - 2 .39%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032
(d)
2,716,000 2,569,726
8.75%, 04/15/2030
(d)
2,069,000 1,930,530
LABL, Inc.
0.00%, 11/01/2028
(d),(j),(k)
1,346,000 646,080
0.00%, 11/01/2028
(d),(j),(k)
1,799,000 863,520
0.00%, 10/01/2031
(d),(j),(k)
1,344,000 645,120
10.39%, 11/30/2026 324,079 323,269
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030
(d)
2,156,000 2,156,000
9.25%, 04/15/2030
(d)
2,838,000 2,636,978
$ 11,771,223
Pharmaceuticals - 3 .36%
1261229 BC Ltd.
10.00%, 04/15/2032
(d)
2,995,000 3,066,413
Endo Finance Holdings LP
8.50%, 04/15/2031
(d)
5,704,000 5,972,510
Jazz Securities DAC
4.38%, 01/15/2029
(d)
7,694,000 7,503,803
$ 16,542,726
Pipelines - 3 .99%
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(g)
9,989,000 9,868,921
Venture Global LNG, Inc.
8.38%, 06/01/2031
(d)
480,000 499,188
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%),
9.00%, 09/30/2029
(d),(f),(g)
2,487,000 2,477,167
9.50%, 02/01/2029
(d)
6,310,000 6,822,967
$ 19,668,243
REITs - 3 .84%
Arbor Realty SR, Inc.
7.88%, 07/15/2030
(d)
6,655,000 6,154,070
8.50%, 12/15/2028
(d)
597,000 586,721
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.38%, 09/30/2030
(d)
6,587,000 6,343,130
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.00%, 01/15/2030
(d)
6,225,000 5,855,090
$ 18,939,011
Retail - 5 .94%
Carvana Co.
11.00%, 06/01/2030
(d)
6,894,000
7,171,504
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
3,017,000 2,883,429
6.75%, 01/15/2030
(d)
1,566,000 1,462,726
Michaels Cos., Inc.
8.50%, 03/15/2033
(d)
2,232,000 2,172,839
11.00%, 03/15/2034
(d)
2,017,000 1,878,235
Park River Holdings, Inc.
8.00%, 03/15/2031
(d)
3,686,000 3,668,979
8.75%, 12/31/2030
(d)
1,734,563 1,597,590
Specialty Building Products Holdings LLC/
SBP Finance Corp.
7.75%, 10/15/2029
(d)
4,216,000 3,660,293

Schedule of Investments
Principal Active High Yield ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Retail (continued)
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d),(e)
$ 4,630,000 $ 4,805,283
$ 29,300,878
Semiconductors - 1 .42%
Kioxia Holdings Corp.
6.25%, 07/24/2030
(d)
948,000 963,290
6.63%, 07/24/2033
(d)
5,890,000 6,053,889
$ 7,017,179
Software - 0 .50%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033
(d),(m)
2,378,000 2,463,833
Telecommunications - 5 .61%
Altice France SA
9.50%, 11/01/2029
(d)
4,673,524 4,722,320
Digicel International Finance Ltd./Difl U.S.
LLC
8.63%, 08/01/2032
(d)
6,077,000 6,181,713
EchoStar Corp.
0.00%, 11/30/2029
(k)
4,576,282 4,943,532
Level 3 Financing, Inc.
8.50%, 01/15/2036
(d)
3,253,360 3,394,594
Uniti Group LP/Uniti Group Finance 2019,
Inc./CSL Capital LLC
8.63%, 06/15/2032
(d),(e)
1,187,000 1,208,943
Uniti Services LLC
7.50%, 10/15/2033
(d)
523,000 543,738
Viasat, Inc.
6.50%, 07/15/2028
(d)
1,589,000 1,570,081
7.50%, 05/30/2031
(d),(e)
4,911,000 4,853,090
Zayo Group Holdings, Inc.
9.25%, 03/09/2030
(d)
251,572 250,098
$ 27,668,109
Transportation - 1 .28%
Navios Maritime Partners LP
7.75%, 11/07/2030
(d)
1,600,000 1,600,146
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
4,586,000 4,709,891
$ 6,310,037
TOTAL BONDS a $ 451,511,300
SENIOR FLOATING RATE INTERESTS
- 3 .89%
Principal
Amount Value
Airlines - 0 .38% – —
American Airlines, Inc., 2025 Term Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 3.67%),
5.92%, 04/20/2028 $ 1,902,312 $ 1,881,805
Commercial Services - 0 .06%
Veritiv Corp., Term Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 3.70%),
7.70%, 12/02/2030 301,178 292,143
Food - 0 .53%
Fiesta Purchaser, Inc., 2025 Repriced Term
Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
6.42%, 02/12/2031 2,707,045 2,635,985
Forest Products & Paper - 0 .08%
Spectrum Group Buyer, Inc., 2022 Term Loan
B
(CME Term Secured Overnight Financing
Rate 3 Month + 3.67%),
10.17%, 05/19/2028 413,454 386,286
Healthcare - Services - 0 .51%
LifePoint Health, Inc., 2024 1st Lien Term
Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 3.67%),
7.42%, 05/19/2031 2,504,337 2,503,711
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Household Products & Wares - 0 .13%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 3.70%),
7.70%, 07/08/2031 $ 1,049,025 $ 634,954
Insurance - 0 .50%
Asurion LLC, 2021 2nd Lien Term Loan B4
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
9.03%, 01/20/2029 2,490,454 2,471,775
Media - 0 .24%
iHeartCommunications, Inc., 2024 Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
9.56%, 05/01/2029 1,347,938 1,177,545
Pharmaceuticals - 0 .94%
Bausch Health Cos., Inc., 2025 Term Loan B
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
9.92%, 10/08/2030 3,840,327 3,700,577
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
7.42%, 04/23/2031 950,525 944,584
$ 4,645,161
Software - 0 .24%
Electronic Arts, Inc., USD Term Loan B
0.00%, 03/24/2033
(n)
1,177,000 1,169,644
Telecommunications - 0 .28%
Zayo Group Holdings, Inc., 2025 USD Term
Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.67%),
6.78%, 03/11/2030 1,391,154 1,363,804
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 19,162,813
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .35%
Principal
Amount Value
U.S. Treasury Notes - 0 .35% – –
3.88%, 04/30/2030 $ 1,750,000 $ 1,748,086
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 1,748,086
Total Investments
102.00%
$ 502,760,883
Other Assets and Liabilities - (2.00%) (9,869,264)
TOTAL NET ASSETS - 100.00% $ 492,891,619
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,474,215 or 3.34% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $403,051,606 or 81.77% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $16,206,092 or 3.29% of net assets.
(f)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2026 (unaudited)
See accompanying notes.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $9,352,078 or 1.90% of net assets.
(i)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)
Security is defaulted.
(k)
Non-income producing security.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(m)
Securities purchased on a when-issued basis.
(n)
This Senior Floating Rate Interest will settle after March 31, 2026, at which time the interest rate will be determined.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ 14,446,840 $ 135,473,163 $ 133,445,788 $ 16,474,215
$ 14,446,840 $ 135,473,163 $ 133,445,788 $ 16,474,215
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 97 .93 % Shares Held Value
Aerospace & Defense - 1 .18% - —
Boeing Co.
(a)
13,694 $ 2,725,517
Auto Manufacturers - 1 .38%
Tesla, Inc.
(a)
8,618 3,203,741
Banks - 3 .60%
Bank of America Corp. 41,505 2,023,369
JPMorgan Chase & Co. 21,438 6,306,202
$ 8,329,571
Chemicals - 1 .19%
Linde PLC 5,534 2,743,536
Computers - 7 .55%
Apple, Inc. 54,232 13,763,539
Lumentum Holdings, Inc.
(a)
2,417 1,698,571
Western Digital Corp. 7,400 2,001,626
$ 17,463,736
Cosmetics & Personal Care - 0 .75%
Procter & Gamble Co. 11,973 1,729,380
Diversified Financial Services - 6 .02%
American Express Co. 8,104 2,451,298
Ameriprise Financial, Inc. 5,602 2,489,529
Nasdaq, Inc. 35,398 3,004,936
Visa, Inc., Class A 19,798 5,983,747
$ 13,929,510
Electric - 1 .88%
Constellation Energy Corp. 6,658 1,859,246
NRG Energy, Inc. 17,054 2,492,272
$ 4,351,518
Electrical Components & Equipment
- 1 .30%
Eaton Corp. PLC 8,421 3,011,939
Environmental Control - 2 .16%
Republic Services, Inc. 22,828 4,999,789
Gas - 1 .12%
Atmos Energy Corp. 14,090 2,602,705
Healthcare - Products - 2 .00%
Thermo Fisher Scientific, Inc. 9,418 4,629,230
Healthcare - Services - 0 .99%
HCA Healthcare, Inc. 4,857 2,298,527
Insurance - 2 .18%
Berkshire Hathaway, Inc., Class B
(a)
5,722 2,741,983
Progressive Corp. 11,647 2,308,901
$ 5,050,884
Internet - 12 .60%
Alphabet, Inc., Class A 39,817 11,449,776
Amazon.com, Inc.
(a)
37,125 7,732,024
Meta Platforms, Inc., Class A 7,476 4,277,244
Palo Alto Networks, Inc.
(a)
24,816 3,978,501
Reddit, Inc., Class A
(a)
12,706 1,710,863
$ 29,148,408
Machinery - Construction & Mining
- 2 .22%
BWX Technologies, Inc. 6,006 1,228,167
GE Vernova, Inc. 4,472 3,903,609
$ 5,131,776
Media - 0 .48%
Nexstar Media Group, Inc. 6,083 1,099,989
Mining - 0 .73%
Freeport-McMoRan, Inc. 20,612 1,211,573
MP Materials Corp.
(a)
9,884 477,002
$ 1,688,575
Miscellaneous Manufacturers - 2 .01%
Parker-Hannifin Corp. 5,202 4,657,038
Oil & Gas - 6 .01%
Exxon Mobil Corp. 42,966 7,289,611
Marathon Petroleum Corp. 27,120 6,622,162
$ 13,911,773
Pharmaceuticals - 7 .30%
AbbVie, Inc. 14,364 3,124,026
Eli Lilly & Co. 3,946 3,629,412
McKesson Corp. 7,271 6,292,033
COMMON STOCKS (continued) Shares Held Value
Pharmaceuticals (continued)
Novartis AG, ADR 25,137 $ 3,839,677
$ 16,885,148
REITs - 1 .73%
Terreno Realty Corp. 36,613 2,248,771
Ventas, Inc. 21,595 1,766,039
$ 4,014,810
Retail - 10 .07%
Casey's General Stores, Inc. 10,763 7,833,957
Costco Wholesale Corp. 3,732 3,718,677
Dick's Sporting Goods, Inc. 12,109 2,401,093
O'Reilly Automotive, Inc.
(a)
37,699 3,479,995
TJX Cos., Inc. 36,710 5,862,587
$ 23,296,309
Semiconductors - 12 .17%
Broadcom, Inc. 18,376 5,687,556
Lam Research Corp. 17,143 3,662,773
NVIDIA Corp. 94,431 16,468,767
Teradyne, Inc. 7,913 2,345,888
$ 28,164,984
Software - 5 .38%
Microsoft Corp. 28,596 10,585,381
Twilio, Inc., Class A
(a)
14,899 1,874,592
$ 12,459,973
Telecommunications - 3 .93%
Motorola Solutions, Inc. 9,541 4,140,508
T-Mobile U.S., Inc. 23,633 4,963,639
$ 9,104,147
TOTAL COMMON STOCKS a $ 226,632,513
INVESTMENT COMPANIES - 2 .66 % Shares Held Value
Money Market Funds - 2 .66% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(b)
6,155,952 $ 6,155,952
TOTAL INVESTMENT COMPANIES a $ 6,155,952
Total Investments
100.59%
$ 232,788,465
Other Assets and Liabilities - (0.59%) (1,356,273)
TOTAL NET ASSETS - 100.00% $ 231,432,192
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Capital Appreciation Select ETF
March 31, 2026 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ 989,733 $ 989,733 $ —
$ — $ 989,733 $ 989,733 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Focused Blue Chip ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 100 .01 % Shares Held Value
Aerospace & Defense - 5 .93% - —
HEICO Corp., Class A 10,868 $ 2,294,126
TransDigm Group, Inc. 7,833 9,078,134
$ 11,372,260
Commercial Services - 1 .15%
Moody's Corp. 5,072 2,212,660
Diversified Financial Services - 9 .73%
Mastercard, Inc., Class A 18,699 9,343,142
Visa, Inc., Class A 30,857 9,326,220
$ 18,669,362
Healthcare - Products - 3 .36%
Danaher Corp. 33,982 6,442,987
Internet - 30 .52%
Airbnb, Inc., Class A
(a)
32,039 4,045,885
Alphabet, Inc., Class C 32,025 9,186,691
Amazon.com, Inc.
(a)
138,589 28,863,931
Meta Platforms, Inc., Class A 15,398 8,809,658
Netflix, Inc.
(a)
79,360 7,630,464
$ 58,536,629
Lodging - 2 .30%
Hilton Worldwide Holdings, Inc. 14,530 4,418,282
Private Equity - 12 .47%
Brookfield Corp. 481,479 19,485,455
KKR & Co., Inc. 47,949 4,435,283
$ 23,920,738
Real Estate - 1 .23%
CoStar Group, Inc.
(a)
58,357 2,354,121
Retail - 1 .89%
O'Reilly Automotive, Inc.
(a)
39,245 3,622,706
Semiconductors - 13 .67%
Broadcom, Inc. 27,423 8,487,693
NVIDIA Corp. 101,667 17,730,725
$ 26,218,418
Software - 17 .76%
Cadence Design Systems, Inc.
(a)
29,558 8,213,282
Microsoft Corp. 69,853 25,857,485
$ 34,070,767
TOTAL COMMON STOCKS a $ 191,838,930
INVESTMENT COMPANIES - 0 .02 % Shares Held Value
Money Market Funds - 0 .02% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(b)
31,936 $ 31,936
TOTAL INVESTMENT COMPANIES a $ 31,936
Total Investments
100.03%
$ 191,870,866
Other Assets and Liabilities - (0.03%) (51,413)
TOTAL NET ASSETS - 100.00% $ 191,819,453
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ 5,233,640 $ 5,233,640 $ —
$ — $ 5,233,640 $ 5,233,640 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 97 .93 % Shares Held Value
Aerospace & Defense - 3 .39% - —
BAE Systems PLC 1,390,318 $ 40,484,962
CSG NV
(a)
51,128 1,379,308
$ 41,864,270
Apparel - 2 .12%
PRADA SpA 3,075,000 14,478,524
Samsonite Group SA
(b)
6,323,100 11,741,103
$ 26,219,627
Auto Manufacturers - 3 .02%
Daimler Truck Holding AG 777,089 37,248,291
Banks - 10 .78%
AIB Group PLC 4,279,548 44,592,846
Erste Group Bank AG 341,511 36,513,040
HDFC Bank Ltd., ADR 937,738 23,330,921
National Bank of Greece SA 1,869,401 28,597,494
$ 133,034,301
Building Materials - 1 .90%
CRH PLC 227,626 23,446,067
Cosmetics & Personal Care - 4 .29%
Haleon PLC 10,693,315 52,906,443
Distribution & Wholesale - 2 .92%
Rexel SA 938,230 36,090,608
Electronics - 2 .26%
Hoya Corp. 166,800 27,904,225
Engineering & Construction - 2 .91%
Obayashi Corp. 1,519,300 35,956,591
Entertainment - 1 .88%
Entain PLC 3,133,562 23,267,947
Healthcare - Products - 1 .60%
Smith & Nephew PLC 1,260,094 19,764,153
Healthcare - Services - 1 .35%
ICON PLC
(a)
150,894 16,697,930
Insurance - 9 .91%
AIA Group Ltd. 3,403,000 36,824,026
Hannover Rueck SE 125,891 38,967,883
Sompo Holdings, Inc. 1,230,400 46,609,526
$ 122,401,435
Internet - 7 .03%
Spotify Technology SA
(a)
42,411 20,565,518
Tencent Holdings Ltd. 552,373 34,095,359
Tencent Holdings Ltd., ADR 128,512 8,124,529
Trip.com Group Ltd.
(a)
494,100 23,995,470
$ 86,780,876
Lodging - 2 .08%
Galaxy Entertainment Group Ltd. 5,739,000 25,616,615
Mining - 3 .69%
Teck Resources Ltd., Class B 878,922 45,554,077
Oil & Gas - 6 .55%
ARC Resources Ltd. 827,784 17,226,904
Suncor Energy, Inc. 961,310 63,582,872
$ 80,809,776
Pharmaceuticals - 3 .36%
AstraZeneca PLC 213,437 41,500,030
Pipelines - 1 .02%
Gaztransport Et Technigaz SA 53,346 12,529,309
Retail - 3 .27%
Yum China Holdings, Inc. 821,650 40,384,623
Semiconductors - 14 .87%
ASML Holding NV 44,098 57,046,388
Samsung Electronics Co. Ltd. 600,537 65,556,613
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR 180,606 61,035,798
$ 183,638,799
Software - 2 .08%
Nice Ltd., ADR
(a)
233,058 25,696,975
Telecommunications - 3 .61%
Deutsche Telekom AG 1,206,260 44,546,476
Toys,Games & Hobbies - 2 .04%
Nintendo Co. Ltd. 456,000 25,212,816
TOTAL COMMON STOCKS a $ 1,209,072,260
INVESTMENT COMPANIES - 1 .69 % Shares Held Value
Money Market Funds - 1 .69% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(c)
20,816,567 $ 20,816,567
TOTAL INVESTMENT COMPANIES a $ 20,816,567
Total Investments
99.62%
$ 1,229,888,827
Other Assets and Liabilities - 0.38% 4,745,221
TOTAL NET ASSETS - 100.00% $ 1,234,634,048
(a)
Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,741,103 or 0.95% of net assets.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal International Equity ETF
March 31, 2026 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ 94,931,535 $ 94,931,535 $ —
$ — $ 94,931,535 $ 94,931,535 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 3 .06 % Shares Held Value
Money Market Funds - 3 .06% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.55%
(a),(b),(c)
1,590,065 $ 1,590,065
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(a)
3,443,422 3,443,422
TOTAL INVESTMENT COMPANIES a $ 5,033,487
BONDS - 98 .41%
Principal
Amount Value
Aerospace & Defense - 4 .89% — —
Boeing Co.
5.15%, 05/01/2030 $ 370,000 $ 376,194
5.81%, 05/01/2050 2,118,000 2,047,526
7.01%, 05/01/2064 378,000 417,887
Honeywell Aerospace, Inc.
4.60%, 03/16/2033
(d)
385,000 380,583
4.95%, 03/16/2036
(d)
455,000 451,452
5.62%, 03/16/2046
(d)
265,000 261,150
5.73%, 03/16/2056
(d)
450,000 444,803
Northrop Grumman Corp.
4.03%, 10/15/2047 215,000 169,234
4.95%, 03/15/2053 310,000 274,574
5.20%, 06/01/2054
(e)
574,000 528,889
5.25%, 07/15/2035 280,000 285,324
RTX Corp.
3.03%, 03/15/2052 1,089,000 691,401
4.63%, 11/16/2048 119,000 101,311
5.38%, 02/27/2053 254,000 238,533
6.10%, 03/15/2034 816,000 878,708
6.40%, 03/15/2054 198,000 213,506
Spirit AeroSystems, Inc.
4.60%, 06/15/2028 283,000 283,077
$ 8,044,152
Agriculture - 2 .05%
BAT Capital Corp.
4.54%, 08/15/2047 795,000 645,486
4.63%, 03/22/2033 800,000 782,869
4.76%, 09/06/2049 1,103,000 914,552
5.83%, 02/20/2031 455,000 476,148
Philip Morris International, Inc.
4.63%, 10/29/2035 578,000 556,019
$ 3,375,074
Airlines - 3 .02%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
1,147,000 1,135,405
5.31%, 10/20/2031
(d)
614,000 600,616
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
2,031,636 2,028,701
United Airlines Holdings, Inc.
5.38%, 03/01/2031 302,000 295,754
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 880,541 904,715
$ 4,965,191
Auto Manufacturers - 2 .21%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 800,000 809,023
6.05%, 03/05/2031 354,000 357,132
6.13%, 03/08/2034 459,000 454,569
Hyundai Capital America
4.50%, 09/18/2030
(d)
680,000 668,658
5.00%, 04/07/2031
(d),(f)
470,000 470,298
5.30%, 06/24/2029
(d)
458,000 465,176
6.50%, 01/16/2029
(d)
391,000 408,205
$ 3,633,061
Banks - 31 .59%
AIB Group PLC
(180 Day Average Secured Overnight
Financing Rate + 1.65%),
5.32%, 05/15/2031
(d),(g)
800,000 814,384
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.87%, 03/28/2035
(d),(g)
935,000 966,193
BONDS (continued)
Principal
Amount Value
Banks (continued)
Bank of America Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.32%),
2.69%, 04/22/2032
(g)
$ 4,349,000 $ 3,941,144
Barclays PLC
(180 Day Average Secured Overnight
Financing Rate + 0.93%),
4.22%, 05/24/2030
(g)
730,000 718,680
(180 Day Average Secured Overnight
Financing Rate + 1.14%),
4.52%, 02/24/2032
(g)
540,000 528,170
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.34%, 09/10/2035
(g)
674,000 667,934
CaixaBank SA
(180 Day Average Secured Overnight
Financing Rate + 1.79%),
5.58%, 07/03/2036
(d),(g)
660,000 663,755
Citigroup, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.94%),
3.79%, 03/17/2033
(g)
1,748,000 1,639,719
(180 Day Average Secured Overnight
Financing Rate + 1.49%),
5.17%, 09/11/2036
(g)
353,000 349,926
Cooperatieve Rabobank UA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%),
4.99%, 05/27/2031
(d),(g)
370,000 373,564
Danske Bank AS
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
4.61%, 10/02/2030
(d),(g)
498,000 496,529
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%),
5.02%, 03/04/2031
(d),(g)
745,000 749,825
Deutsche Bank AG
(180 Day Average Secured Overnight
Financing Rate + 1.14%),
4.73%, 02/06/2032
(g)
1,273,000 1,253,621
(180 Day Average Secured Overnight
Financing Rate + 1.30%),
4.95%, 08/04/2031
(g)
1,504,000 1,498,335
(180 Day Average Secured Overnight
Financing Rate + 1.72%),
5.30%, 05/09/2031
(g)
505,000 510,212
(180 Day Average Secured Overnight
Financing Rate + 1.59%),
5.71%, 02/08/2028
(g)
645,000 650,395
Goldman Sachs Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 0.96%),
4.52%, 01/21/2032
(g)
835,000 822,343
(180 Day Average Secured Overnight
Financing Rate + 1.33%),
4.94%, 10/21/2036
(g)
795,000 769,891
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.02%, 10/23/2035
(g)
659,000 646,811
(180 Day Average Secured Overnight
Financing Rate + 1.19%),
5.07%, 01/21/2037
(g)
1,665,000 1,627,824
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%),
5.39%, 02/02/2041
(g)
1,635,000 1,579,656
(180 Day Average Secured Overnight
Financing Rate + 1.58%),
5.56%, 11/19/2045
(g)
504,000 484,865

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(180 Day Average Secured Overnight
Financing Rate + 1.70%),
5.73%, 01/28/2056
(g)
$ 520,000 $ 507,692
HSBC Holdings PLC
(180 Day Average Secured Overnight
Financing Rate + 1.43%),
5.13%, 11/06/2036
(g)
688,000 672,970
(180 Day Average Secured Overnight
Financing Rate + 1.57%),
5.24%, 05/13/2031
(g)
434,000 440,113
(180 Day Average Secured Overnight
Financing Rate + 1.06%),
5.60%, 05/17/2028
(g)
1,751,000 1,770,670
(180 Day Average Secured Overnight
Financing Rate + 1.96%),
5.74%, 09/10/2036
(e),(g)
348,000 348,386
Huntington Bancshares, Inc.
(180 Day Average Secured Overnight
Financing Rate + 0.99%),
4.62%, 01/28/2032
(g)
174,000 171,461
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%),
5.61%, 01/28/2041
(g)
591,000 576,758
(180 Day Average Secured Overnight
Financing Rate + 1.87%),
5.71%, 02/02/2035
(g)
2,363,000 2,411,241
JPMorgan Chase & Co.
(180 Day Average Secured Overnight
Financing Rate + 1.07%),
4.90%, 01/22/2037
(g)
547,000 535,245
(180 Day Average Secured Overnight
Financing Rate + 1.64%),
5.58%, 07/23/2036
(g)
1,630,000 1,650,711
Keybank National Association
5.00%, 01/26/2033 1,775,000 1,749,433
KeyCorp
(180 Day Average Secured Overnight
Financing Rate + 1.37%),
5.31%, 01/28/2037
(g)
333,000 326,125
(180 Day Average Secured Overnight
Financing Rate + 2.42%),
6.40%, 03/06/2035
(g)
276,000 292,627
Morgan Stanley
(180 Day Average Secured Overnight
Financing Rate + 0.95%),
4.49%, 01/16/2032
(g)
487,000 478,813
(180 Day Average Secured Overnight
Financing Rate + 1.20%),
4.71%, 03/12/2032
(g)
500,000 496,633
(180 Day Average Secured Overnight
Financing Rate + 1.51%),
5.19%, 04/17/2031
(g)
708,000 718,544
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%),
5.31%, 01/18/2041
(g)
1,034,000 998,144
(180 Day Average Secured Overnight
Financing Rate + 1.56%),
5.32%, 07/19/2035
(g)
4,322,000 4,336,990
(180 Day Average Secured Overnight
Financing Rate + 1.71%),
5.52%, 11/19/2055
(g)
361,000 342,769
Morgan Stanley Private Bank NA
(180 Day Average Secured Overnight
Financing Rate + 1.08%),
4.73%, 07/18/2031
(g)
607,000 605,120
BONDS (continued)
Principal
Amount Value
Banks (continued)
NatWest Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%),
5.12%, 05/23/2031
(g)
$ 320,000 $ 323,189
PNC Financial Services Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.37%, 07/21/2036
(g)
434,000 435,895
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%),
5.42%, 01/25/2041
(g)
873,000 855,233
(180 Day Average Secured Overnight
Financing Rate + 1.39%),
5.58%, 01/29/2036
(g)
445,000 454,303
(180 Day Average Secured Overnight
Financing Rate + 1.90%),
5.68%, 01/22/2035
(g)
2,370,000 2,438,037
(180 Day Average Secured Overnight
Financing Rate + 2.28%),
6.88%, 10/20/2034
(g)
316,000 349,107
Texas Capital Bancshares, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.94%),
5.30%, 02/27/2032
(g)
565,000 557,065
Truist Financial Corp.
(180 Day Average Secured Overnight
Financing Rate + 0.97%),
4.60%, 01/27/2032
(g)
661,000 653,956
U.S. Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%),
2.49%, 11/03/2036
(g)
1,754,000 1,516,403
(180 Day Average Secured Overnight
Financing Rate + 1.10%),
5.03%, 01/26/2037
(g)
435,000 428,601
(180 Day Average Secured Overnight
Financing Rate + 1.86%),
5.68%, 01/23/2035
(g)
1,274,000 1,315,863
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%),
5.43%, 02/08/2030
(d),(g)
530,000 541,438
Westpac Banking Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.11%, 07/24/2034
(g)
780,000 760,530
Zions Bancorp NA
(180 Day Average Secured Overnight
Financing Rate + 1.16%),
4.70%, 08/18/2028
(g)
182,000 180,380
$ 51,994,221
Biotechnology - 0 .20%
Amgen, Inc.
5.60%, 03/02/2043 342,000 337,088
Chemicals - 0 .70%
CF Industries, Inc.
5.30%, 11/26/2035 760,000 756,932
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(d)
172,000 164,973
3.47%, 12/01/2050
(d)
332,000 222,782
$ 1,144,687
Computers - 2 .59%
Hewlett Packard Enterprise Co.
4.50%, 03/23/2028 430,000 430,026
4.55%, 10/15/2029 1,132,000 1,126,375
5.00%, 10/15/2034 1,113,000 1,077,369
5.25%, 04/01/2033 480,000 477,151
5.60%, 10/15/2054 993,000 886,416

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Computers (continued)
International Business Machines Corp.
5.70%, 02/10/2055 $ 280,000 $ 264,394
$ 4,261,731
Diversified Financial Services - 7 .20%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.85%, 10/29/2041 790 630
4.13%, 02/28/2029 830,000 818,772
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.95%, 03/10/2055
(g)
337,000 344,912
Affiliated Managers Group, Inc.
5.50%, 02/15/2036 269,000 265,150
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
1,145,000 1,172,386
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030
(d)
790,000 774,927
5.25%, 01/15/2033
(d)
268,000 259,550
Avolon Holdings Funding Ltd.
4.85%, 04/01/2033
(d)
535,000 512,511
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
342 202
Charles Schwab Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.23%),
4.91%, 11/14/2036
(g)
1,002,000 973,958
(180 Day Average Secured Overnight
Financing Rate + 2.50%),
5.85%, 05/19/2034
(g)
381,000 400,152
Citadel Finance LLC
4.75%, 02/14/2029
(d)
576,000 564,356
5.90%, 02/10/2030
(d)
1,497,000 1,504,252
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(d)
250,000 248,016
5.50%, 06/18/2030
(d)
1,348,000 1,369,468
6.20%, 06/18/2035
(d)
594,000 607,704
Equitable America Global Funding
4.95%, 06/09/2030
(d)
305,000 304,669
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(d)
532,000 526,089
6.75%, 05/01/2033
(d)
1,186,000 1,203,278
$ 11,850,982
Electric - 8 .99%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
287,000 297,695
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 660,000 539,287
Black Hills Corp.
4.55%, 01/31/2031 435,000 430,327
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%),
6.50%, 06/01/2055
(g)
1,291,000 1,314,283
Commonwealth Edison Co.
4.00%, 03/01/2049 1,244,000 950,459
Duke Energy Carolinas LLC
3.75%, 06/01/2045 1,244,000 953,896
Duke Energy Florida LLC
6.20%, 11/15/2053 332,000 347,655
Evergy Missouri West, Inc.
5.25%, 12/15/2035
(d)
409,000 403,468
Exelon Corp.
5.60%, 03/15/2053 307,000 289,154
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
427,000 414,445
Interstate Power & Light Co.
5.60%, 06/29/2035 1,482,000 1,518,308
Louisville Gas & Electric Co.
5.85%, 08/15/2055 213,000 211,366
BONDS (continued)
Principal
Amount Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 $ 482,000 $ 490,037
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
6.38%, 08/15/2055
(g)
780,000 794,626
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(g)
1,107,000 1,130,627
NRG Energy, Inc.
5.41%, 10/15/2035
(d)
305,000 299,182
Pacific Gas & Electric Co.
6.00%, 05/01/2056 388,000 368,226
Public Service Co. of Colorado
5.25%, 04/01/2053 291,000 263,333
Puget Sound Energy, Inc.
5.60%, 09/15/2055 280,000 271,073
Southern Power Co.
4.90%, 10/01/2035 595,000 575,423
WEC Energy Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%),
5.63%, 05/15/2056
(g)
648,000 634,930
Xcel Energy, Inc.
5.45%, 08/15/2033 1,765,000 1,801,592
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
5.75%, 12/03/2056
(g)
510,000 497,851
$ 14,797,243
Environmental Control - 0 .29%
Waste Connections, Inc.
4.80%, 07/15/2036 495,000 484,977
Food - 4 .66%
JBS NV/JBS USA Foods Group Holdings,
Inc./JBS USA Food Co. Holdings
4.38%, 02/02/2052 986,400 750,898
5.50%, 01/15/2036 104,000 104,048
5.63%, 03/10/2037
(d),(f)
785,000 787,457
5.95%, 04/20/2035 637,000 661,247
6.25%, 03/01/2056 995,000 975,399
6.38%, 02/25/2055 761,000 758,370
6.40%, 05/10/2057
(d),(f)
485,000 484,103
6.75%, 03/15/2034 245,000 269,463
Mars, Inc.
5.20%, 03/01/2035
(d)
1,635,000 1,650,566
5.70%, 05/01/2055
(d)
1,253,000 1,221,766
Sysco Corp.
3.15%, 12/14/2051 736 454
$ 7,663,771
Gas - 1 .31%
Boston Gas Co.
5.84%, 01/10/2035
(d)
320,000 334,841
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(g)
998,000 1,026,243
Southern California Gas Co.
6.00%, 06/15/2055 790,000 790,693
$ 2,151,777
Healthcare - Products - 1 .15%
Abbott Laboratories
4.30%, 03/15/2033 730,000 714,419
4.65%, 03/15/2036 485,000 474,261
5.50%, 03/15/2056 725,000 710,882
$ 1,899,562
Healthcare - Services - 0 .17%
UnitedHealth Group, Inc.
5.75%, 07/15/2064 300,000 285,664

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance - 2 .71%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
6.55%, 10/30/2033
(d),(e),(g),(h),(i)
$ 400,000 $ 400,746
American International Group, Inc.
5.45%, 05/07/2035 340,000 346,792
Aon North America, Inc.
5.75%, 03/01/2054 840,000 809,364
Corebridge Financial, Inc.
5.75%, 01/15/2034 311,000 318,986
Markel Group, Inc.
6.00%, 05/16/2054 284,000 276,419
MetLife, Inc.
5.00%, 07/15/2052 195,000 172,317
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%),
5.85%, 03/15/2056
(g)
580,000 569,265
Nippon Life Insurance Co.
5.05%, 04/02/2033
(d),(f)
365,000 365,448
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055
(d)
350,000 359,509
Protective Life Corp.
4.70%, 01/15/2031
(d)
384,000 380,300
Willis North America, Inc.
4.55%, 03/15/2031 471,000 464,090
$ 4,463,236
Internet - 1 .91%
Amazon.com, Inc.
4.88%, 03/13/2036 485,000 480,580
5.80%, 03/13/2056 415,000 414,666
Beignet Investor LLC
6.58%, 05/30/2049
(d)
1,350,000 1,388,011
Meta Platforms, Inc.
4.45%, 08/15/2052 1,091,000 858,248
$ 3,141,505
Investment Companies - 0 .16%
HA Sustainable Infrastructure Capital, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%),
8.00%, 06/01/2056
(g)
259,000 268,008
Media - 0 .81%
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.90%, 06/01/2052 673,000 428,425
Comcast Corp.
5.35%, 05/15/2053 426,000 376,652
Paramount Global
4.20%, 05/19/2032 614,000 526,366
$ 1,331,443
Mining - 1 .19%
Anglo American Capital PLC
5.25%, 03/19/2036
(d)
525,000 513,335
Glencore Funding LLC
4.90%, 07/01/2031
(d),(f)
760,000 759,580
5.19%, 04/01/2030
(d)
669,000 678,277
$ 1,951,192
Oil & Gas - 0 .75%
ConocoPhillips Co.
5.50%, 01/15/2055 340,000 324,801
Diamondback Energy, Inc.
5.75%, 04/18/2054 961,000 908,859
$ 1,233,660
Oil & Gas Services - 0 .35%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
5.85%, 06/15/2056 585,000 572,447
Packaging & Containers - 1 .37%
Packaging Corp. of America
5.20%, 08/15/2035 909,000 901,725
BONDS (continued)
Principal
Amount Value
Packaging & Containers (continued)
Packaging Corp. of America (continued)
5.70%, 12/01/2033 $ 321,000 $ 333,041
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 1,010,000 1,028,538
$ 2,263,304
Pharmaceuticals - 2 .56%
AbbVie, Inc.
4.25%, 11/21/2049 453,000 367,715
4.75%, 03/15/2036 580,000 569,049
5.50%, 03/15/2064 628,000 598,851
5.55%, 03/15/2056 385,000 376,533
CVS Health Corp.
5.45%, 09/15/2035 532,000 534,069
Novartis Capital Corp.
5.70%, 03/18/2056 525,000 528,745
Zoetis, Inc.
5.00%, 08/17/2035 1,256,000 1,245,777
$ 4,220,739
Pipelines - 3 .54%
Cheniere Energy, Inc.
5.65%, 04/15/2034 793,000 816,415
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
1,723,000 1,686,749
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 161,000 151,641
Energy Transfer LP
5.15%, 03/15/2045 510,000 443,911
5.95%, 05/15/2054
(e)
681,000 638,558
Kinder Morgan, Inc.
5.40%, 02/01/2034 385,000 393,749
ONEOK, Inc.
4.75%, 10/15/2031 938,000 928,036
5.70%, 11/01/2054 682,000 622,206
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056
(d)
152,000 148,373
$ 5,829,638
REITs - 0 .91%
American Homes 4 Rent LP
2.38%, 07/15/2031 780,000 686,373
4.25%, 02/15/2028 159,000 158,120
5.50%, 07/15/2034 650,000 650,228
Realty Income Corp.
3.10%, 12/15/2029 70 67
$ 1,494,788
Semiconductors - 5 .99%
Broadcom, Inc.
3.42%, 04/15/2033 497,000 454,469
4.35%, 02/15/2030 639,000 636,734
4.55%, 02/15/2032 312,000 309,287
4.60%, 01/15/2033 984,000 969,015
4.90%, 02/15/2038 1,180,000 1,138,909
5.15%, 11/15/2031 463,000 474,958
5.20%, 07/15/2035 790,000 796,161
Intel Corp.
4.75%, 03/25/2050 757,000 612,497
Marvell Technology, Inc.
2.95%, 04/15/2031 626,000 574,501
5.45%, 07/15/2035 449,000 456,233
5.95%, 09/15/2033 791,000 837,100
Micron Technology, Inc.
5.80%, 01/15/2035 2,440,000 2,597,959
$ 9,857,823
Shipbuilding - 0 .19%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 298,000 308,192
Software - 2 .72%
Fidelity National Information Services, Inc.
4.45%, 03/10/2028 820,000 817,704
4.80%, 03/10/2031 335,000 332,371

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Software (continued)
Oracle Corp.
3.95%, 03/25/2051 $ 1,119,000 $ 709,061
4.00%, 07/15/2046 616,000 414,832
4.90%, 02/06/2033 181,000 171,532
5.20%, 09/26/2035 480,000 450,237
5.38%, 09/27/2054 315,000 243,660
5.55%, 02/06/2053 196,000 156,381
5.95%, 09/26/2055 444,000 373,524
Synopsys, Inc.
5.15%, 04/01/2035 452,000 452,864
5.70%, 04/01/2055 367,000 350,883
$ 4,473,049
Telecommunications - 1 .77%
AT&T, Inc.
3.50%, 09/15/2053 969,000 635,409
3.55%, 09/15/2055 451,000 293,313
T-Mobile USA, Inc.
3.40%, 10/15/2052 815,000 533,725
4.63%, 01/15/2033 525,000 515,421
5.88%, 11/15/2055 499,000 486,603
Verizon Communications, Inc.
5.88%, 11/30/2055 458,000 445,484
$ 2,909,955
Transportation - 0 .28%
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056 471,000 456,655
Water - 0 .18%
Essential Utilities, Inc.
5.13%, 03/15/2036 300,000 295,810
TOTAL BONDS a $ 161,960,625
Total Investments
101.47%
$ 166,994,112
Other Assets and Liabilities - (1.47%) (2,426,702)
TOTAL NET ASSETS - 100.00% $ 164,567,410
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,590,065 or 0.97% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $33,929,749 or 20.62% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,566,138 or 0.95% of net assets.
(f)
Securities purchased on a when-issued basis.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $400,746 or 0.24% of net assets.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ 562,295 $ 22,009,470 $ 20,981,700 $ 1,590,065
$ 562,295 $ 22,009,470 $ 20,981,700 $ 1,590,065
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes; June 2026 Long 21 $ 4,356,352 $ (1,026)
U.S. 5 Year Treasury Notes; June 2026 Long 14 1,514,516 3,035
U.S. 10 Year Treasury Notes; June 2026 Short 48 5,330,250 77,632
U.S. 10 Year Ultra Treasury Notes; June 2026 Short 43 4,881,172 95,784
U.S. Long Bonds; June 2026 Long 9 1,024,874 (5,644)
Total $ 169,781

Schedule of Investments
Principal Quality ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .73 % Shares Held Value
Aerospace & Defense - 2 .79% - —
General Electric Co. 1,606 $ 455,735
Howmet Aerospace, Inc. 1,565 360,670
$ 816,405
Apparel - 1 .14%
Deckers Outdoor Corp.
(a)
3,324 332,699
Auto Manufacturers - 1 .71%
Cummins, Inc. 701 377,152
Tesla, Inc.
(a)
334 124,165
$ 501,317
Banks - 2 .38%
Huntington Bancshares, Inc. 21,827 341,592
Northern Trust Corp. 2,542 354,787
$ 696,379
Beverages - 1 .22%
Brown-Forman Corp., Class B 13,492 356,728
Building Materials - 2 .50%
Carrier Global Corp. 6,219 350,192
Trane Technologies PLC 917 382,150
$ 732,342
Chemicals - 3 .67%
Ecolab, Inc. 1,332 354,339
PPG Industries, Inc. 3,290 351,635
Sherwin-Williams Co. 1,148 367,991
$ 1,073,965
Commercial Services - 2 .17%
Cintas Corp. 1,843 311,725
Corpay, Inc.
(a)
1,113 323,872
$ 635,597
Computers - 7 .50%
Apple, Inc. 6,043 1,533,653
Leidos Holdings, Inc. 1,970 306,374
NetApp, Inc. 3,455 353,758
$ 2,193,785
Diversified Financial Services - 7 .44%
Cboe Global Markets, Inc. 1,179 331,381
Intercontinental Exchange, Inc. 2,338 367,721
Mastercard, Inc., Class A 1,082 540,632
Nasdaq, Inc. 4,066 345,163
Visa, Inc., Class A 1,960 592,390
$ 2,177,287
Electrical Components & Equipment
- 2 .65%
AMETEK, Inc. 1,647 353,051
Eaton Corp. PLC 1,179 421,693
$ 774,744
Electronics - 4 .82%
Allegion PLC 2,297 333,731
Garmin Ltd. 1,477 342,679
Hubbell, Inc. 746 366,092
Mettler-Toledo International, Inc.
(a)
290 365,748
$ 1,408,250
Environmental Control - 3 .42%
Pentair PLC 3,758 327,359
Republic Services, Inc. 1,571 344,081
Veralto Corp. 3,719 328,834
$ 1,000,274
Healthcare - Products - 9 .87%
Agilent Technologies, Inc. 3,091 352,312
Boston Scientific Corp.
(a)
5,528 346,882
Danaher Corp. 2,064 391,334
GE HealthCare Technologies, Inc. 4,798 341,522
Intuitive Surgical, Inc.
(a)
878 404,749
STERIS PLC 1,520 336,118
Stryker Corp. 1,110 364,735
Waters Corp.
(a)
1,170 348,426
$ 2,886,078
Healthcare - Services - 1 .17%
HCA Healthcare, Inc. 720 340,733
Insurance - 4 .79%
Berkshire Hathaway, Inc., Class B
(a)
54 25,877
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Globe Life, Inc. 2,423 $ 337,209
Marsh & McLennan Cos., Inc. 2,108 365,632
W.R. Berkley Corp. 4,999 331,334
Willis Towers Watson PLC 1,168 339,538
$ 1,399,590
Internet - 9 .33%
Alphabet, Inc., Class A 1,221 351,111
Alphabet, Inc., Class C 2,786 799,192
Amazon.com, Inc.
(a)
3,003 625,435
GoDaddy, Inc., Class A
(a)
3,674 303,729
Meta Platforms, Inc., Class A 444 254,026
Palo Alto Networks, Inc.
(a)
2,471 396,151
$ 2,729,644
Machinery - Diversified - 1 .15%
Nordson Corp. 1,269 337,630
Media - 1 .23%
Comcast Corp., Class A 12,529 359,708
Miscellaneous Manufacturers - 1 .33%
Parker-Hannifin Corp. 433 387,639
Oil & Gas Services - 1 .41%
SLB Ltd. 8,007 411,480
Retail - 1 .48%
TJX Cos., Inc. 2,713 433,266
Semiconductors - 10 .35%
Applied Materials, Inc. 1,463 500,039
Broadcom, Inc. 1,115 345,104
Monolithic Power Systems, Inc. 356 389,232
NVIDIA Corp. 10,286 1,793,878
$ 3,028,253
Software - 12 .92%
Autodesk, Inc.
(a)
1,410 337,554
Broadridge Financial Solutions, Inc. 1,780 289,215
Cadence Design Systems, Inc.
(a)
1,284 356,785
Intuit, Inc. 851 367,955
Jack Henry & Associates, Inc. 2,008 317,344
Microsoft Corp. 2,815 1,042,029
Roper Technologies, Inc. 977 345,721
Salesforce, Inc. 2,178 406,567
Tyler Technologies, Inc.
(a)
926 317,044
$ 3,780,214
Transportation - 1 .29%
FedEx Corp. 1,058 376,838
TOTAL COMMON STOCKS a $ 29,170,845
INVESTMENT COMPANIES - 0 .21 % Shares Held Value
Money Market Funds - 0 .21% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(b)
60,083 $ 60,083
TOTAL INVESTMENT COMPANIES a $ 60,083
Total Investments
99.94%
$ 29,230,928
Other Assets and Liabilities - 0.06% 16,891
TOTAL NET ASSETS - 100.00% $ 29,247,819
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .32 % Shares Held Value
Private Equity - 0 .28% - —
Centuria Capital Group 60,435 $ 66,090
Real Estate - 2 .04%
CTP NV
(a)
7,948 132,289
Hang Lung Properties Ltd. 92,000 102,428
Henderson Land Development Co. Ltd. 34,000 125,399
Hongkong Land Holdings Ltd. 15,200 118,104
$ 478,220
REITs - 96 .00%
American Healthcare REIT, Inc. 4,226 199,298
American Homes 4 Rent, Class A 14,569 406,767
American Tower Corp. 9,127 1,575,138
Brandywine Realty Trust 29,942 81,143
Broadstone Net Lease, Inc. 16,931 309,329
Centurion Accommodation REIT 153,300 131,158
COPT Defense Properties 7,207 220,534
Cousins Properties, Inc. 13,054 294,629
Crown Castle, Inc. 13,166 1,070,527
Digital Realty Trust, Inc. 3,023 544,775
Dream Industrial Real Estate Investment Trust 9,400 83,587
EastGroup Properties, Inc. 3,736 691,496
Equinix, Inc. 2,014 1,974,203
Equity Residential 12,758 754,636
Extra Space Storage, Inc. 7,345 963,150
FrontView REIT, Inc. 12,112 187,373
Gaming & Leisure Properties, Inc. 22,436 995,485
GO Residential Real Estate Investment Trust
(a)
36,964 362,986
Goodman Group 10,190 179,561
Healthpeak Properties, Inc. 41,741 685,805
Invitation Homes, Inc. 31,965 794,330
Iron Mountain, Inc. 9,952 1,016,497
Keppel DC REIT 38,100 64,601
Kilroy Realty Corp. 6,397 180,459
Mercialys SA 19,880 267,008
National Health Investors, Inc. 4,134 334,275
Nexus Industrial REIT 30,720 162,754
Prologis, Inc. 8,540 1,128,817
Regency Centers Corp. 6,808 515,093
Rexford Industrial Realty, Inc. 16,209 530,521
Ryman Hospitality Properties, Inc. 4,195 387,073
Sabra Health Care REIT, Inc. 67,300 1,294,179
Saul Centers, Inc. 4,260 138,791
Sekisui House Reit, Inc. 135 76,217
Smartstop Self Storage REIT, Inc. 8,809 266,737
Stockland 22,603 67,214
Stoneweg Europe Stapled Trust 104,900 178,236
UI Boustead REIT
(b)
547,800 342,988
Unibail-Rodamco-Westfield
(b)
900 98,721
Ventas, Inc. 12,908 1,055,616
Warehouses De Pauw CVA 6,338 163,511
Welltower, Inc. 9,075 1,794,218
$ 22,569,436
TOTAL COMMON STOCKS a $ 23,113,746
INVESTMENT COMPANIES - 1 .53 % Shares Held Value
Money Market Funds - 1 .53% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(c)
360,625 $ 360,625
TOTAL INVESTMENT COMPANIES a $ 360,625
Total Investments
99.85%
$ 23,474,371
Other Assets and Liabilities - 0.15% 36,060
TOTAL NET ASSETS - 100.00% $ 23,510,431
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $495,275 or 2.11% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred and Income ETF
March 31, 2026 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 0 .84 % Shares Held Value
Money Market Funds - 0 .84% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(a)
560,080 $ 560,080
TOTAL INVESTMENT COMPANIES a $ 560,080
PREFERRED STOCKS - 13 .80 % Shares Held Value
Banks - 9 .72% —
Bank of America Corp., Series NN
4.38%, 04/30/2026
(b)
5,380 $ 94,473
Bank of America Corp., Series QQ
4.25%, 11/17/2026
(b)
29,540 502,180
Citizens Financial Group, Inc., Series I
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.50%, 10/06/2030
(b)
21,106 524,695
Fifth Third Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
6.88%, 10/01/2030
(b)
3,500 91,210
First Horizon Corp., Series H
6.75%, 04/10/2031
(b)
10,900 269,775
Huntington Bancshares, Inc., Series J
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%),
6.88%, 04/15/2028
(b)
11,456 281,932
KeyCorp, Series E
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.13%, 12/15/2026
(b)
44,172 1,091,049
KeyCorp, Series H
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
6.20%, 12/15/2027
(b)
13,963 331,342
M&T Bank Corp., Series H
(CME Term Secured Overnight Financing
Rate 3 Month + 4.28%),
5.63%, 12/15/2026
(b)
4,699 115,877
M&T Bank Corp., Series K
6.35%, 12/15/2030
(b)
12,000 300,960
Morgan Stanley, Series I
6.38%, 07/15/2026
(b)
17,030 418,257
Morgan Stanley, Series K
5.85%, 04/15/2027
(b)
40,000 934,800
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 99,480
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 302,880
Regions Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.95%, 09/15/2029
(b)
29,350 730,815
UMB Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%),
7.75%, 07/15/2030
(b)
11,400 290,814
Wintrust Financial Corp., Series F
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%),
7.88%, 07/15/2030
(b)
5,000 128,850
$ 6,509,389
Diversified Financial Services - 0 .77%
Capital One Financial Corp., Series J
4.80%, 06/01/2026
(b)
28,900 515,287
Insurance - 2 .55%
Allstate Corp., Series H
5.10%, 07/15/2026
(b)
20,318 401,687
Arch Capital Group Ltd., Series G
4.55%, 06/11/2026
(b)
27,799 456,737
Axis Capital Holdings Ltd., Series E
5.50%, 04/30/2026
(b)
9,972 193,457
Equitable Holdings, Inc., Series A
5.25%, 06/15/2026
(b)
1,438 27,912
PREFERRED STOCKS (continued) Shares Held Value
Insurance (continued)
Equitable Holdings, Inc., Series C
4.30%, 04/29/2026
(b)
19,550 $ 312,018
MetLife, Inc., Series F
4.75%, 06/15/2026
(b)
17,250 316,710
$ 1,708,521
Telecommunications - 0 .76%
AT&T, Inc., Series A
5.00%, 04/30/2026
(b)
11,381 223,523
AT&T, Inc., Series C
4.75%, 04/30/2026
(b)
15,395 283,268
$ 506,791
TOTAL PREFERRED STOCKS a $ 9,239,988
BONDS - 84 .64%
Principal
Amount Value
Banks - 77 .93% — —
Banco Bilbao Vizcaya Argentaria SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%),
9.38%, 03/19/2029
(b),(c),(d)
$ 800,000 $ 864,305
Banco Santander SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%),
8.00%, 02/01/2034
(b),(c),(d)
1,000,000 1,054,538
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(b),(c)
600,000 603,614
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(b),(c),(d)
1,600,000 1,640,392
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(c)
200,000 201,832
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,637,599
Bank of New York Mellon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%),
5.63%, 03/20/2031
(b),(c),(d)
700,000 685,517
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.88%, 10/27/2085
(c)
725,000 712,209
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(c)
1,400,000 1,455,132
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(b),(c),(d)
900,000 908,731
(USD Swap Rate NY 5 Year + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
219,000 238,875
BNP Paribas SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%, 02/25/2031
(b),(c),(d),(e)
400,000 355,950
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
7.45%, 06/27/2035
(b),(c),(d),(e)
200,000 200,757
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
200,000 206,298
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%),
8.00%, 08/22/2031
(b),(c),(d),(e)
1,000,000 1,041,842
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.50%, 07/28/2086
(c)
325,000 317,679

Schedule of Investments
Principal Spectrum Preferred and Income ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Canadian Imperial Bank of Commerce
(continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(c)
$ 1,000,000 $ 1,010,599
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(b),(c)
900,000 906,352
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(b),(c)
2,200,000 2,264,201
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(b),(c)
435,000 428,319
Credit Agricole SA
(USD Swap Rate NY 5 Year + 3.60%),
6.70%, 09/23/2034
(b),(c),(d),(e)
500,000 492,409
(USD Swap Rate NY 5 Year + 3.58%),
7.13%, 09/23/2035
(b),(c),(d),(e)
1,600,000 1,615,142
Deutsche Bank AG
(USD Swap Rate NY 5 Year + 4.36%),
8.13%, 04/30/2030
(b),(c),(d)
400,000 411,780
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(b),(c)
1,600,000 1,591,675
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%),
7.50%, 05/10/2029
(b),(c)
400,000 419,056
HSBC Holdings PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%),
6.95%, 03/11/2034
(b),(c),(d)
1,430,000 1,433,656
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%),
7.00%, 09/24/2035
(b),(c),(d)
200,000 198,017
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(b),(c)
1,018,000 1,027,269
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.25%, 10/15/2030
(b),(c)
700,000 689,710
ING Groep NV
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
4.25%, 05/16/2031
(b),(c),(d)
200,000 173,229
(USD Swap Rate NY 5 Year + 2.85%),
6.50%, 11/16/2033
(b),(c)
200,000 188,792
(USD Swap Rate NY 5 Year + 3.59%),
7.00%, 11/16/2032
(b),(c),(d)
2,369,000 2,365,547
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,452,500
Lloyds Banking Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 09/27/2035
(b),(c),(d)
200,000 190,958
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%),
6.75%, 09/27/2031
(b),(c),(d)
1,250,000 1,243,298
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 532,465
BONDS (continued)
Principal
Amount Value
Banks (continued)
NatWest Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
7.30%, 11/19/2034
(b),(c),(d)
$ 1,400,000 $ 1,422,075
Nordea Bank Abp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%),
6.30%, 09/25/2031
(b),(c),(d),(e)
400,000 398,019
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.75%, 11/10/2033
(b),(c),(d),(e)
1,900,000 1,894,595
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,076,430
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(b),(c)
100,000 100,222
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(b),(c)
1,459,000 1,471,801
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(c)
400,000 381,600
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(c)
1,150,000 1,111,630
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(c)
1,017,000 1,020,722
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(c)
600,000 614,427
Societe Generale SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%),
8.50%, 03/25/2034
(b),(c),(d),(e)
541,000 578,354
Standard Chartered PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%),
7.00%, 11/14/2035
(b),(c),(d),(e)
500,000 490,509
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%),
7.88%, 03/08/2030
(b),(c),(d),(e)
700,000 727,010
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(b),(c)
2,300,000 2,337,035
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.35%, 10/31/2085
(c)
1,000,000 983,884
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(c)
1,251,000 1,290,614
Truist Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.67%, 09/01/2026
(b),(c)
1,200,000 1,197,886
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 264,660
(USD Swap Rate NY 5 Year + 3.12%),
6.60%, 08/05/2030
(b),(c),(d),(e)
700,000 683,224
(USD Swap Rate NY 5 Year + 3.30%),
7.00%, 02/05/2035
(b),(c),(d),(e)
1,200,000 1,166,493

Schedule of Investments
Principal Spectrum Preferred and Income ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
UBS Group AG (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
9.25%, 11/13/2028
(b),(c),(e)
$ 900,000 $ 959,243
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%),
6.13%, 06/15/2031
(b),(c)
300,000 301,129
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 207,321
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(b),(c)
700,000 735,338
$ 52,174,465
Diversified Financial Services - 1 .80%
Nomura Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%),
7.00%, 07/15/2030
(b),(c),(d)
600,000 604,058
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(b),(c)
578,000 599,382
$ 1,203,440
Electric - 2 .35%
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(b),(c)
1,600,000 1,574,712
Insurance - 1 .37%
Corebridge Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%),
6.88%, 12/01/2030
(b),(c)
900,000 917,079
Oil & Gas - 0 .62%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 415,934
Pipelines - 0 .57%
Enbridge, Inc.
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.00%, 01/15/2077
(c)
383,000 383,090
TOTAL BONDS a $ 56,668,720
Total Investments
99.28%
$ 66,468,788
Other Assets and Liabilities - 0.72% 479,559
TOTAL NET ASSETS - 100.00% $ 66,948,347
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $23,550,238 or 35.18% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,074,505 or 16.54% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 3 .58 % Shares Held Value
Money Market Funds - 3 .58% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.55%
(a),(b),(c)
44,924,780 $ 44,924,780
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(a)
6,787,198 6,787,198
TOTAL INVESTMENT COMPANIES a $ 51,711,978
BONDS - 98 .13%
Principal
Amount Value
Banks - 52 .54% — —
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.13%, 04/27/2027
(d),(e)
$ 4,358,000 $ 4,366,011
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(d),(e)
36,795,000 37,016,616
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(d),(e),(f)
26,728,000 27,402,749
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.71%, 08/25/2026
(d),(e)
4,362,000 4,333,050
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(e)
13,200,000 13,320,935
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(e)
21,200,000 21,698,179
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
7.70%, 05/26/2084
(e)
6,160,000 6,326,043
Bank of New York Mellon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
3.75%, 12/20/2026
(d),(e)
13,746,000 13,437,231
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%),
5.63%, 03/20/2031
(d),(e),(f),(g)
4,350,000 4,259,998
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.88%, 10/27/2085
(e)
8,550,000 8,399,156
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%),
7.35%, 04/27/2085
(e)
6,350,000 6,411,906
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%),
8.00%, 01/27/2084
(e)
4,756,000 4,979,461
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(e)
35,728,000 37,134,969
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.50%, 07/28/2086
(e)
400,000 390,989
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%),
6.95%, 01/28/2085
(e)
17,846,000 17,805,272
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(e)
12,690,000 12,824,501
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
6.50%, 05/15/2031
(d),(e),(f)
100,000 99,757
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.63%, 02/15/2031
(d),(e)
8,375,000 8,381,283
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%),
6.75%, 02/15/2030
(d),(e)
$ 15,578,000 $ 15,570,984
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(d),(e)
1,100,000 1,107,764
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.95%, 02/15/2030
(d),(e),(f)
8,250,000 8,311,265
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(d),(e),(g)
15,680,000 16,137,574
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%),
7.13%, 08/15/2029
(d),(e)
2,000,000 2,019,664
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
7.38%, 05/15/2028
(d),(e)
11,302,000 11,677,351
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(d),(e)
8,448,000 8,318,246
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(d),(e),(g)
19,176,000 19,076,230
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.85%, 02/10/2030
(d),(e)
4,405,000 4,490,074
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%),
7.50%, 05/10/2029
(d),(e)
19,334,000 20,255,072
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%),
4.45%, 10/15/2027
(d),(e)
3,169,000 3,114,264
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(d),(e)
20,103,000 20,286,038
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.25%, 10/15/2030
(d),(e)
24,688,000 24,325,101
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.50%, 04/01/2030
(d),(e)
34,006,000 34,894,747
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(d),(e),(g)
9,327,000 9,676,762
KeyCorp Capital I
(CME Term Secured Overnight Financing
Rate 3 Month + 1.00%),
4.66%, 07/01/2028 7,704,000 7,567,629
KeyCorp Capital III
7.75%, 07/15/2029 9,010,000 9,422,898
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(d),(e)
20,172,000 19,528,892
Northern Trust Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 3.46%),
4.60%, 10/01/2026
(d),(e)
2,899,000 2,876,994
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.40%, 09/15/2026
(d),(e)
3,718,000 3,659,229

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(d),(e)
$ 6,069,000 $ 6,065,788
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(d),(e)
15,003,000 15,036,307
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(d),(e)
29,160,000 29,415,850
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(e)
14,244,000 13,588,767
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(e)
19,850,000 19,187,707
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.50%, 05/24/2086
(e)
3,100,000 3,021,837
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(e)
8,850,000 8,882,391
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(e)
13,100,000 13,414,990
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.45%, 09/15/2030
(d),(e),(g)
7,020,000 7,122,464
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(d),(e)
9,088,000 9,234,335
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.70%, 09/15/2029
(d),(e),(g)
11,150,000 11,456,993
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
7.25%, 07/31/2084
(e)
12,660,000 12,878,005
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(e)
35,515,000 36,639,618
Truist Financial Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 0.93%),
4.58%, 05/15/2027 4,800,000 4,745,357
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%),
5.10%, 03/01/2030
(d),(e),(g)
6,128,000 6,116,891
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.67%, 09/01/2026
(d),(e)
11,521,400 11,501,108
U.S. Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%),
3.70%, 01/15/2027
(d),(e)
16,800,000 16,467,818
(CME Term Secured Overnight Financing
Rate 3 Month + 3.18%),
5.30%, 04/15/2027
(d),(e)
4,796,000 4,768,970
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%),
6.13%, 06/15/2031
(d),(e)
20,000,000 20,075,274
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(d),(e),(g)
21,247,000 22,024,746
BONDS (continued)
Principal
Amount Value
Banks (continued)
Wells Fargo & Co. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(d),(e)
$ 15,230,000 $ 15,998,856
$ 758,548,956
Diversified Financial Services - 3 .14%
American Express Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%, 09/15/2026
(d),(e)
8,621,000 8,523,292
Capital One Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
3.95%, 09/01/2026
(d),(e),(g)
14,580,000 14,369,462
Charles Schwab Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
4.00%, 06/01/2026
(d),(e)
3,815,000 3,789,047
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,850,074
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
5.00%, 06/01/2027
(d),(e)
1,500,000 1,483,500
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(d),(e)
14,793,000 15,340,237
$ 45,355,612
Electric - 13 .41%
Algonquin Power & Utilities Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.75%, 01/18/2082
(e)
7,744,000 7,531,672
Alliant Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%),
5.75%, 04/01/2056
(e)
11,000,000 10,694,813
American Electric Power Co., Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.88%, 02/15/2062
(e)
14,842,000 14,540,428
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%),
5.80%, 03/15/2056
(e)
1,350,000 1,333,550
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%),
6.05%, 03/15/2056
(e)
6,000,000 5,946,449
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.95%, 12/15/2054
(e)
5,147,000 5,455,058
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
7.05%, 12/15/2054
(e),(g)
3,460,000 3,571,477
CenterPoint Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.22%),
5.95%, 04/01/2056
(e)
100,000 99,111
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%),
6.70%, 05/15/2055
(e)
4,800,000 4,853,717
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%),
3.75%, 12/01/2050
(e)
3,000,000 2,736,789
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%),
4.75%, 06/01/2050
(e)
3,390,000 3,287,720

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(d),(e)
$ 2,105,000 $ 2,071,730
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%),
6.20%, 02/15/2056
(e)
11,820,000 11,716,035
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%),
6.63%, 05/15/2055
(e)
9,347,000 9,490,084
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.88%, 02/01/2055
(e)
8,967,000 9,228,572
Duke Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/2082
(e)
2,285,000 2,194,817
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%),
6.45%, 09/01/2054
(e)
5,239,000 5,410,012
Electricite de France SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%),
9.13%, 03/15/2033
(d),(e),(f),(h)
13,550,000 15,691,049
Emera U.S. Finance LLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.85%, 10/01/2056
(e)
3,400,000 3,404,111
Emera, Inc.
(3 Month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
2,050,000 2,052,931
Entergy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%),
6.10%, 06/15/2056
(e)
5,516,000 5,443,921
EUSHI Finance, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%),
6.25%, 04/01/2056
(e)
1,550,000 1,521,559
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
7.63%, 12/15/2054
(e)
3,491,000 3,603,305
Evergy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%),
6.65%, 06/01/2055
(e)
4,836,000 4,868,611
Eversource Energy
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%),
6.35%, 08/15/2056
(e)
1,800,000 1,775,621
Exelon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%),
6.50%, 03/15/2055
(e)
6,116,000 6,235,644
NextEra Energy Capital Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/2082
(e)
18,549,000 17,902,960
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(e)
7,754,000 7,919,494
Sempra
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.40%, 10/01/2054
(e)
9,800,000 9,769,368
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.55%, 04/01/2055
(e)
6,475,000 6,446,070
BONDS (continued)
Principal
Amount Value
Electric (continued)
Southern Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%),
6.38%, 03/15/2055
(e)
$ 2,000,000 $ 2,057,090
WEC Energy Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%),
5.63%, 05/15/2056
(e)
2,400,000 2,351,592
Xcel Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
5.75%, 12/03/2056
(e)
2,500,000 2,440,445
$ 193,645,805
Gas - 1 .46%
AltaGas Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%),
7.20%, 10/15/2054
(e),(h)
8,370,000 8,486,988
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%),
5.75%, 07/15/2056
(e)
800,000 787,828
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(e)
6,207,000 6,382,652
Spire, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%),
6.45%, 06/01/2056
(e)
5,350,000 5,336,071
$ 20,993,539
Insurance - 15 .61%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.35%, 09/06/2053
(e),(h)
5,000,000 5,205,590
Argentum Netherlands BV for Swiss Re Ltd.
(3 Month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,508,558
Corebridge Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.38%, 09/15/2054
(e)
4,700,000 4,619,312
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%),
6.88%, 12/01/2030
(d),(e)
9,190,000 9,364,398
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%),
6.88%, 12/15/2052
(e)
7,053,000 7,106,393
Dai-ichi Life Insurance Co. Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%),
6.20%, 01/16/2035
(d),(e),(h)
13,700,000 13,781,529
Equitable Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.70%, 03/28/2055
(e)
1,591,000 1,605,623
Liberty Mutual Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/2051
(e),(h)
15,452,000 15,095,156
Meiji Yasuda Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%),
5.80%, 09/11/2054
(e),(h)
7,041,000 6,959,065
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%),
6.10%, 06/11/2055
(e),(h)
17,800,000 17,816,251

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance (continued)
MetLife, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%),
5.85%, 03/15/2056
(e)
$ 42,800,000 $ 42,007,853
9.25%, 04/08/2068
(h)
10,435,000 12,234,265
Nippon Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
2.75%, 01/21/2051
(e),(h)
13,694,000 12,058,764
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
2.90%, 09/16/2051
(e),(h)
4,704,000 4,118,026
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%),
6.50%, 04/30/2055
(e)
8,098,000 8,349,653
Prudential Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
3.70%, 10/01/2050
(e)
21,487,000 19,519,545
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
5.13%, 03/01/2052
(e)
6,197,000 5,929,755
Reinsurance Group of America, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%),
6.38%, 09/15/2056
(e)
371,000 358,609
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.65%, 09/15/2055
(e)
11,007,000 10,958,001
Sumitomo Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
3.38%, 04/15/2081
(e),(h)
4,740,000 4,324,787
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
5.88%, 09/10/2055
(e),(g),(h)
5,892,000 5,764,903
Swiss RE Subordinated Finance PLC
(CME Term Secured Overnight Financing
Rate 3 Month + 1.81%),
5.70%, 04/05/2035
(e),(h)
1,000,000 1,009,365
(CME Term Secured Overnight Financing
Rate 3 Month + 2.13%),
6.19%, 04/01/2046
(e),(h)
3,600,000 3,573,836
Zurich Finance Ireland Designated Activity
Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%),
3.00%, 04/19/2051
(e)
8,000,000 7,149,060
$ 225,418,297
Oil & Gas - 3 .05%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%, 03/22/2030
(d),(e)
6,384,000 6,302,374
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%),
6.13%, 03/18/2035
(d),(e)
10,113,000 10,200,346
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 9,982,406
Phillips 66 Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%),
5.88%, 03/15/2056
(e)
9,100,000 8,961,299
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
6.20%, 03/15/2056
(e)
8,650,000 8,611,138
$ 44,057,563
BONDS (continued)
Principal
Amount Value
Pipelines - 6 .40%
Enbridge, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%),
5.75%, 07/15/2080
(e)
$ 3,524,000 $ 3,517,044
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%),
7.63%, 01/15/2083
(e)
8,766,000 9,450,064
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%),
8.50%, 01/15/2084
(e)
23,661,000 26,620,447
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(e)
2,750,000 2,716,942
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%),
6.75%, 02/15/2056
(e)
20,950,000 20,835,749
Enterprise Products Operating LLC
(CME Term Secured Overnight Financing
Rate 3 Month + 3.29%),
5.25%, 08/16/2077
(e)
3,733,000 3,699,715
TransCanada PipeLines Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
7.00%, 06/01/2065
(e)
3,850,000 3,908,374
Transcanada Trust
(CME Term Secured Overnight Financing
Rate 3 Month + 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,187,590
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%),
5.60%, 03/07/2082
(e)
16,712,000 16,384,408
$ 92,320,333
REITs - 0 .19%
Scentre Group Trust 2
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%),
5.13%, 09/24/2080
(e),(h)
2,775,000 2,753,382
Sovereign - 0 .82%
CoBank ACB
6.45%, 10/01/2027
(d),(e),(f)
2,286,000 2,295,867
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
9,311,000 9,540,339
$ 11,836,206
Telecommunications - 1 .51%
TELUS Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%),
6.38%, 06/09/2056
(e)
500,000 494,994
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.63%, 10/15/2055
(e)
3,828,000 3,829,401
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%),
6.63%, 06/09/2056
(e)
3,845,000 3,747,949
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%),
7.00%, 10/15/2055
(e)
5,566,000 5,682,045
Vodafone Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.13%, 06/04/2081
(e)
10,364,000 8,055,482
$ 21,809,871
TOTAL BONDS a $ 1,416,739,564
Total Investments
101.71%
$ 1,468,451,542
Other Assets and Liabilities - (1.71%) (24,700,743)
TOTAL NET ASSETS - 100.00% $ 1,443,750,799
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2026 (unaudited)
See accompanying notes.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $44,924,780 or 3.11% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $58,060,685 or 4.02% of net assets.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $44,092,576 or 3.05% of net assets.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $128,872,956 or 8.93% of net assets.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ 5,650,835 $ 218,604,068 $ 179,330,123 $ 44,924,780
$ 5,650,835 $ 218,604,068 $ 179,330,123 $ 44,924,780
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal U.S. Mega-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .72 % Shares Held Value
Aerospace & Defense - 2 .99% - —
General Electric Co. 303,962 $ 86,255,297
Auto Manufacturers - 2 .36%
Tesla, Inc.
(a)
183,103 68,068,540
Banks - 8 .08%
Bank of America Corp. 2,087,698 101,775,278
JPMorgan Chase & Co. 447,407 131,609,243
$ 233,384,521
Computers - 6 .70%
Apple, Inc. 762,190 193,436,200
Cosmetics & Personal Care - 3 .11%
Procter & Gamble Co. 622,197 89,870,135
Diversified Financial Services - 8 .88%
Mastercard, Inc., Class A 259,753 129,788,184
Visa, Inc., Class A 419,665 126,839,549
$ 256,627,733
Insurance - 3 .42%
Berkshire Hathaway, Inc., Class B
(a)
206,013 98,721,430
Internet - 17 .74%
Alphabet, Inc., Class A 539,706 155,197,857
Amazon.com, Inc.
(a)
501,761 104,501,764
Meta Platforms, Inc., Class A 207,288 118,595,683
Netflix, Inc.
(a)
1,396,011 134,226,458
$ 512,521,762
Machinery - Construction & Mining
- 2 .43%
Caterpillar, Inc. 99,233 70,302,611
Oil & Gas - 5 .66%
Chevron Corp. 394,654 81,653,912
Exxon Mobil Corp. 483,339 82,003,295
$ 163,657,207
Pharmaceuticals - 9 .15%
AbbVie, Inc. 448,241 97,487,935
Eli Lilly & Co. 70,073 64,451,043
Johnson & Johnson 418,735 102,355,584
$ 264,294,562
Retail - 9 .27%
Costco Wholesale Corp. 132,925 132,450,458
Home Depot, Inc. 193,608 63,675,735
Walmart, Inc. 576,049 71,591,369
$ 267,717,562
Semiconductors - 15 .02%
Broadcom, Inc. 420,455 130,135,027
Micron Technology, Inc. 252,286 85,232,302
NVIDIA Corp. 1,253,414 218,595,402
$ 433,962,731
Software - 4 .91%
Microsoft Corp. 383,354 141,906,150
TOTAL COMMON STOCKS a $ 2,880,726,441
INVESTMENT COMPANIES - 0 .28 % Shares Held Value
Money Market Funds - 0 .28% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(b)
8,054,582 $ 8,054,582
TOTAL INVESTMENT COMPANIES a $ 8,054,582
Total Investments
100.00%
$ 2,888,781,023
Other Assets and Liabilities - 0.00% 56,106
TOTAL NET ASSETS - 100.00% $ 2,888,837,129
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .52 % Shares Held Value
Aerospace & Defense - 0 .77% - —
Astronics Corp.
(a)
74,306 $ 4,958,439
Ducommun, Inc.
(a)
16,109 1,965,298
Moog, Inc., Class A 23,051 6,745,645
$ 13,669,382
Agriculture - 0 .21%
Andersons, Inc. 18,740 1,345,157
Fresh Del Monte Produce, Inc. 16,265 654,829
Turning Point Brands, Inc. 19,698 1,709,590
$ 3,709,576
Airlines - 0 .11%
Sun Country Airlines Holdings, Inc.
(a)
114,090 1,884,767
Auto Manufacturers - 0 .17%
Blue Bird Corp.
(a)
54,323 3,085,003
Auto Parts & Equipment - 1 .02%
Adient PLC
(a)
67,872 1,371,693
Cooper-Standard Holdings, Inc.
(a)
5,962 166,161
Dana, Inc. 101,363 3,410,865
Dauch Corp.
(a)
254,837 1,511,183
Dorman Products, Inc.
(a)
13,876 1,448,099
Douglas Dynamics, Inc. 25,939 1,091,773
Garrett Motion, Inc. 145,950 2,651,912
Gentherm, Inc.
(a)
16,107 447,452
Phinia, Inc. 25,545 1,748,300
Standard Motor Products, Inc. 10,062 349,554
Strattec Security Corp.
(a)
3,774 295,655
Visteon Corp. 31,927 2,908,869
XPEL, Inc.
(a)
16,110 713,029
$ 18,114,545
Banks - 7 .67%
1st Source Corp. 22,734 1,573,420
Alerus Financial Corp. 28,967 686,808
Amalgamated Financial Corp. 33,569 1,304,827
Amerant Bancorp, Inc. 53,143 1,171,272
Ameris Bancorp 105,310 8,213,127
Atlantic Union Bankshares Corp. 262,286 9,374,102
Bancorp, Inc.
(a)
145,726 7,829,858
Bank First Corp. 13,163 1,777,795
Bank of NT Butterfield & Son Ltd. 35,097 1,841,891
Banner Corp. 50,526 3,065,918
Burke & Herbert Financial Services Corp. 16,091 1,002,308
Business First Bancshares, Inc. 28,293 765,043
Byline Bancorp, Inc. 45,125 1,424,596
California BanCorp 44,499 788,522
Central Pacific Financial Corp. 34,240 1,094,310
Community West Bancshares 32,438 755,805
Customers Bancorp, Inc.
(a)
85,709 5,949,062
Esquire Financial Holdings, Inc. 16,120 1,732,900
First BanCorp 262,502 5,607,043
First BanCorp/Southern Pines NC 48,529 2,734,609
First Financial Corp. 13,170 832,344
First Merchants Corp. 67,648 2,620,007
First Mid Bancshares, Inc. 23,624 973,073
Fulton Financial Corp. 398,456 8,104,595
Great Southern Bancorp, Inc. 13,386 845,058
Hancock Whitney Corp. 181,303 11,529,058
Hanmi Financial Corp. 64,334 1,695,844
Heritage Commerce Corp. 125,457 1,565,703
Hilltop Holdings, Inc. 83,420 2,988,104
Metropolitan Bank Holding Corp. 20,966 1,746,258
Midland States Bancorp, Inc. 40,026 892,980
NB Bancorp, Inc. 53,650 1,130,406
Nicolet Bankshares, Inc. 27,106 4,028,494
Northrim BanCorp, Inc. 43,965 1,005,919
OFG Bancorp 63,987 2,588,914
Old Second Bancorp, Inc. 72,922 1,470,108
Orrstown Financial Services, Inc. 57,707 2,082,069
Pathward Financial, Inc. 45,453 4,055,771
Preferred Bank 22,345 2,026,468
QCR Holdings, Inc. 20,374 1,740,958
Red River Bancshares, Inc. 8,143 736,453
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Shore Bancshares, Inc. 43,150 $ 806,042
SmartFinancial, Inc. 17,412 680,461
Texas Capital Bancshares, Inc.
(a)
93,523 8,873,462
Trustmark Corp. 65,017 2,739,816
United Community Banks, Inc. 180,400 5,680,796
Univest Financial Corp. 35,143 1,203,999
Washington Trust Bancorp, Inc. 23,330 780,622
Westamerica BanCorp 31,521 1,643,820
$ 135,760,818
Beverages - 0 .16%
MGP Ingredients, Inc. 18,804 345,806
Vita Coco Co., Inc.
(a)
50,364 2,412,939
$ 2,758,745
Biotechnology - 4 .14%
ACADIA Pharmaceuticals, Inc.
(a)
155,969 3,471,870
ADMA Biologics, Inc.
(a)
226,954 2,044,856
Amicus Therapeutics, Inc.
(a)
507,847 7,343,468
ANI Pharmaceuticals, Inc.
(a)
41,186 3,167,203
Arcutis Biotherapeutics, Inc.
(a)
160,871 3,790,121
Arrowhead Pharmaceuticals, Inc.
(a)
117,453 7,364,303
Aurinia Pharmaceuticals, Inc.
(a)
114,478 1,696,564
BioCryst Pharmaceuticals, Inc.
(a)
414,802 3,948,915
Bridgebio Pharma, Inc.
(a)
175,468 13,030,254
Esperion Therapeutics, Inc.
(a)
410,175 1,123,879
Innoviva, Inc.
(a)
71,413 1,663,923
Keros Therapeutics, Inc.
(a)
58,253 643,113
Krystal Biotech, Inc.
(a)
22,775 5,883,238
Monte Rosa Therapeutics, Inc.
(a)
39,829 655,187
Niagen Bioscience, Inc.
(a)
72,477 319,624
PTC Therapeutics, Inc.
(a)
122,937 8,375,698
Rigel Pharmaceuticals, Inc.
(a)
47,376 1,281,047
Stoke Therapeutics, Inc.
(a)
60,403 1,966,722
Theravance Biopharma, Inc.
(a)
49,704 806,696
Veracyte, Inc.
(a)
90,197 2,905,245
Zymeworks, Inc.
(a)
74,912 1,875,796
$ 73,357,722
Building Materials - 0 .85%
Gibraltar Industries, Inc.
(a)
42,407 1,690,767
NWPX Infrastructure, Inc.
(a)
12,934 1,007,041
SPX Technologies, Inc.
(a)
45,629 9,123,062
Tecnoglass, Inc. 46,826 2,086,098
Titan America SA
(a)
76,031 1,138,945
$ 15,045,913
Chemicals - 1 .75%
Balchem Corp. 22,204 3,763,134
Cabot Corp. 58,553 4,409,626
Hawkins, Inc. 20,952 3,218,227
HB Fuller Co. 50,703 3,127,361
Ingevity Corp.
(a)
39,632 2,822,987
Koppers Holdings, Inc. 40,284 1,558,185
Minerals Technologies, Inc. 28,016 1,986,895
Oil-Dri Corp. of America 4,450 289,651
Orion SA 190,043 1,235,280
Perimeter Solutions, Inc.
(a)
131,563 3,212,768
Quaker Chemical Corp. 16,674 2,071,411
Sensient Technologies Corp. 38,957 3,367,443
$ 31,062,968
Commercial Services - 4 .41%
Alarm.com Holdings, Inc.
(a)
56,428 2,437,125
American Public Education, Inc.
(a)
16,453 935,847
AMN Healthcare Services, Inc.
(a)
73,644 1,350,631
Barrett Business Services, Inc. 34,857 1,017,127
Brink's Co. 31,445 3,258,645
Carriage Services, Inc. 6,339 289,439
Cimpress PLC
(a)
24,730 1,805,290
Coursera, Inc.
(a)
321,107 1,868,843
Covista, Inc.
(a)
40,244 4,638,121
CRA International, Inc. 21,252 3,440,274
EVERTEC, Inc. 114,606 3,234,181
Graham Holdings Co., Class B 1,485 1,570,031

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Healthcare Services Group, Inc.
(a)
89,874 $ 1,667,163
Huron Consulting Group, Inc.
(a)
30,883 3,937,274
ICF International, Inc. 25,235 1,647,593
Kforce, Inc. 41,409 1,210,799
Korn Ferry 74,297 4,676,996
Laureate Education, Inc.
(a)
73,837 2,572,481
Legalzoom.com, Inc.
(a)
446,784 2,533,265
NPK International, Inc.
(a)
100,724 1,459,491
Perdoceo Education Corp. 38,761 1,442,297
PROG Holdings, Inc. 100,537 2,884,407
Progyny, Inc.
(a)
163,159 2,770,440
Sezzle, Inc.
(a)
163,994 10,379,180
Strategic Education, Inc. 14,462 1,199,767
Stride, Inc.
(a)
73,983 6,523,081
TriNet Group, Inc. 79,763 2,905,766
Udemy, Inc.
(a)
179,056 827,239
Upbound Group, Inc. 50,059 903,565
Willdan Group, Inc.
(a)
35,044 2,682,969
$ 78,069,327
Computers - 1 .45%
ASGN, Inc.
(a)
78,856 3,052,516
Diebold Nixdorf, Inc.
(a)
25,162 1,898,221
Maximus, Inc. 102,187 6,550,187
Mitek Systems, Inc.
(a)
82,538 1,114,263
NetScout Systems, Inc.
(a)
68,166 2,166,997
OneSpan, Inc. 114,554 1,206,254
Qualys, Inc.
(a)
58,659 5,153,193
Rapid7, Inc.
(a)
236,677 1,304,090
V2X, Inc.
(a)
47,999 3,287,931
$ 25,733,652
Cosmetics & Personal Care - 0 .21%
Interparfums, Inc. 16,139 1,466,067
Prestige Consumer Healthcare, Inc.
(a)
36,435 2,159,502
$ 3,625,569
Distribution & Wholesale - 0 .33%
G-III Apparel Group Ltd. 32,021 886,982
Gold.com, Inc. 29,090 1,165,927
Rush Enterprises, Inc., Class A 55,952 3,698,987
$ 5,751,896
Diversified Financial Services - 4 .37%
Acadian Asset Management, Inc. 53,583 2,915,987
Bread Financial Holdings, Inc. 182,294 13,651,998
Enact Holdings, Inc. 62,626 2,555,767
Enova International, Inc.
(a)
67,570 9,178,033
International Money Express, Inc.
(a)
47,988 758,210
Marex Group PLC 135,033 6,019,771
NerdWallet, Inc., Class A
(a)
276,733 2,872,489
Pagseguro Digital Ltd., Class A 983,327 9,852,937
PJT Partners, Inc., Class A 70,020 9,783,194
Resolute Holdings Management, Inc.
(a)
13,631 2,212,311
StoneX Group, Inc.
(a)
96,733 7,801,516
WisdomTree, Inc.
(b)
670,767 9,766,368
$ 77,368,581
Electric - 2 .61%
Avista Corp. 96,194 3,861,227
Black Hills Corp. 151,306 10,502,149
Hawaiian Electric Industries, Inc.
(a)
451,534 6,700,765
Northwestern Energy Group, Inc. 87,076 5,741,791
Ormat Technologies, Inc. 88,761 9,934,131
Otter Tail Corp. 28,283 2,482,399
Portland General Electric Co. 133,197 7,028,806
$ 46,251,268
Electrical Components & Equipment
- 1 .85%
AZZ, Inc. 21,321 2,667,897
Belden, Inc. 25,322 2,907,725
Energizer Holdings, Inc. 87,967 1,444,418
EnerSys 54,472 9,462,876
Graham Corp.
(a)
15,777 1,245,121
Novanta, Inc.
(a)
40,823 4,821,604
COMMON STOCKS (continued) Shares Held Value
Electrical Components & Equipment
(continued)
Powell Industries, Inc. 18,734 $ 10,136,593
$ 32,686,234
Electronics - 4 .38%
Advanced Energy Industries, Inc. 35,961 11,604,974
Allient, Inc. 23,228 1,372,543
Atmus Filtration Technologies, Inc. 76,588 4,347,901
Badger Meter, Inc. 36,464 5,555,291
Bel Fuse, Inc., Class B 14,280 2,827,155
Benchmark Electronics, Inc. 33,982 1,905,031
ESCO Technologies, Inc. 22,598 6,358,399
Kimball Electronics, Inc.
(a)
45,858 1,086,376
Mesa Laboratories, Inc. 10,715 947,420
Napco Security Technologies, Inc. 50,983 2,008,220
OSI Systems, Inc.
(a)
26,687 7,085,665
Plexus Corp.
(a)
22,492 4,555,530
Sanmina Corp.
(a)
53,452 6,929,517
TTM Technologies, Inc.
(a)
118,865 11,579,828
Vicor Corp.
(a)
58,487 9,416,407
$ 77,580,257
Energy - Alternate Sources - 0 .98%
Nextpower, Inc., Class A
(a)
113,333 13,662,293
REX American Resources Corp.
(a)
25,401 1,157,524
Shoals Technologies Group, Inc., Class A
(a)
385,974 2,539,709
$ 17,359,526
Engineering & Construction - 4 .99%
Arcosa, Inc. 27,382 2,906,326
Argan, Inc. 27,675 15,073,189
Bowman Consulting Group Ltd.
(a)
27,953 794,983
Dycom Industries, Inc.
(a)
30,477 10,326,217
Exponent, Inc. 63,710 4,157,078
Frontdoor, Inc.
(a)
43,298 2,288,732
Granite Construction, Inc. 75,218 9,017,134
Great Lakes Dredge & Dock Corp.
(a)
81,569 1,386,673
IES Holdings, Inc.
(a)
13,326 6,349,439
MYR Group, Inc.
(a)
26,223 7,403,277
Primoris Services Corp. 79,337 11,348,365
Sterling Infrastructure, Inc.
(a)
30,163 12,284,485
Tutor Perini Corp. 65,513 5,056,948
$ 88,392,846
Entertainment - 1 .06%
IMAX Corp.
(a)
188,929 7,181,191
Madison Square Garden Entertainment Corp.
(a)
49,352 2,907,326
Monarch Casino & Resort, Inc. 6,880 657,728
Red Rock Resorts, Inc., Class A 50,882 2,715,064
Rush Street Interactive, Inc.
(a)
145,733 3,169,693
Super Group SGHC Ltd. 202,322 2,185,078
$ 18,816,080
Environmental Control - 0 .23%
CECO Environmental Corp.
(a)
32,366 1,928,366
Energy Recovery, Inc.
(a)
64,907 653,614
Montrose Environmental Group, Inc.
(a)
65,621 1,436,444
$ 4,018,424
Food - 0 .91%
Cal-Maine Foods, Inc. 89,640 7,095,006
Chefs' Warehouse, Inc.
(a)
27,940 1,661,033
J&J Snack Foods Corp. 18,545 1,470,062
John B Sanfilippo & Son, Inc. 3,718 294,949
Marzetti Co. 11,697 1,618,046
Mission Produce, Inc.
(a),(b)
33,595 462,267
Seneca Foods Corp., Class A
(a)
3,710 560,655
Tootsie Roll Industries, Inc. 8,288 354,062
United Natural Foods, Inc.
(a)
56,801 2,559,453
$ 16,075,533
Gas - 0 .40%
Northwest Natural Holding Co. 36,964 1,967,224
Spire, Inc. 55,604 5,034,386
$ 7,001,610
Hand & Machine Tools - 0 .26%
Cadre Holdings, Inc. 37,127 1,139,057

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Hand & Machine Tools (continued)
Franklin Electric Co., Inc. 36,924 $ 3,403,285
$ 4,542,342
Healthcare - Products - 4 .78%
10X Genomics, Inc., Class A
(a)
221,274 4,697,647
Adaptive Biotechnologies Corp.
(a)
180,520 2,505,618
Alphatec Holdings, Inc.
(a)
284,398 3,094,250
Artivion, Inc.
(a)
41,207 1,509,000
AtriCure, Inc.
(a)
60,768 1,733,711
Avanos Medical, Inc.
(a)
60,557 848,404
Axogen, Inc.
(a)
77,661 2,572,909
CareDx, Inc.
(a)
65,295 1,133,521
Castle Biosciences, Inc.
(a)
46,342 1,137,696
CONMED Corp. 60,128 2,126,126
Embecta Corp. 103,535 915,249
GRAIL, Inc.
(a)
38,289 1,978,775
Guardant Health, Inc.
(a)
126,043 11,642,592
Haemonetics Corp.
(a)
99,610 5,614,020
ICU Medical, Inc.
(a)
22,665 2,927,185
Integer Holdings Corp.
(a)
49,716 4,375,008
iRadimed Corp. 9,142 880,009
IRhythm Holdings, Inc.
(a)
51,181 6,040,382
Lantheus Holdings, Inc.
(a)
74,792 5,672,973
LeMaitre Vascular, Inc. 15,794 1,724,231
LivaNova PLC
(a)
52,975 3,367,091
Merit Medical Systems, Inc.
(a)
57,003 3,929,217
MiMedx Group, Inc.
(a)
144,183 569,523
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
63,488 2,119,229
SI-BONE, Inc.
(a)
67,241 849,254
Tactile Systems Technology, Inc.
(a)
38,504 1,006,110
TransMedics Group, Inc.
(a)
64,376 6,399,618
UFP Technologies, Inc.
(a)
14,522 2,811,459
Varex Imaging Corp.
(a)
45,786 485,789
$ 84,666,596
Healthcare - Services - 3 .45%
Addus HomeCare Corp.
(a)
18,698 1,751,068
Alignment Healthcare, Inc.
(a)
241,457 4,254,472
Astrana Health, Inc.
(a)
55,096 1,350,954
Aveanna Healthcare Holdings, Inc.
(a)
134,809 868,170
BrightSpring Health Services, Inc.
(a)
157,305 6,702,766
Brookdale Senior Living, Inc.
(a)
260,764 3,567,252
Concentra Group Holdings Parent, Inc. 79,934 1,714,584
CorVel Corp.
(a)
27,163 1,484,458
Ensign Group, Inc. 27,487 5,538,630
GeneDx Holdings Corp.
(a)
62,240 3,997,053
HealthEquity, Inc.
(a)
109,587 9,158,186
LifeStance Health Group, Inc.
(a)
188,232 1,199,038
National HealthCare Corp. 6,749 1,077,815
Option Care Health, Inc.
(a)
146,891 3,954,306
PACS Group, Inc.
(a)
95,587 3,070,254
Pediatrix Medical Group, Inc.
(a)
67,781 1,449,836
Pennant Group, Inc.
(a)
28,636 872,825
Privia Health Group, Inc.
(a)
75,628 1,555,668
Strata Critical Medical, Inc.
(a)
125,501 524,594
Surgery Partners, Inc.
(a)
137,238 1,635,877
Teladoc Health, Inc.
(a)
710,013 3,869,571
U.S. Physical Therapy, Inc. 19,000 1,424,240
$ 61,021,617
Home Builders - 1 .00%
Cavco Industries, Inc.
(a)
15,358 7,437,726
Forestar Group, Inc.
(a)
26,845 656,092
Green Brick Partners, Inc.
(a)
14,966 964,558
Installed Building Products, Inc. 17,878 4,740,352
LCI Industries 17,841 2,194,086
M/I Homes, Inc.
(a)
14,280 1,748,586
$ 17,741,400
Home Furnishings - 0 .04%
Arhaus, Inc. 105,787 717,236
COMMON STOCKS (continued) Shares Held Value
Household Products & Wares - 0 .19%
Quanex Building Products Corp. 84,899 $ 1,525,635
WD-40 Co. 9,053 1,846,269
$ 3,371,904
Housewares - 0 .03%
Central Garden & Pet Co., Class A
(a)
16,977 550,394
Insurance - 2 .46%
CNO Financial Group, Inc. 148,853 6,111,904
Essent Group Ltd. 144,270 8,431,139
Goosehead Insurance, Inc., Class A
(a)
98,150 4,187,079
Hamilton Insurance Group Ltd., Class B 102,509 3,057,843
Horace Mann Educators Corp. 59,985 2,560,160
Mercury General Corp. 48,841 4,305,334
NMI Holdings, Inc.
(a)
104,713 3,927,785
Selective Insurance Group, Inc. 116,621 8,792,057
United Fire Group, Inc. 25,434 942,584
Universal Insurance Holdings, Inc. 36,866 1,259,343
$ 43,575,228
Internet - 3 .47%
Bumble, Inc., Class A
(a)
605,752 1,974,752
Cargurus, Inc.
(a)
176,328 6,003,968
ePlus, Inc. 26,481 1,992,695
EverQuote, Inc., Class A
(a)
135,464 2,088,855
Figs, Inc., Class A
(a)
211,246 3,120,104
HealthStream, Inc. 36,665 759,332
Hims & Hers Health, Inc.
(a)
808,143 16,777,049
Magnite, Inc.
(a)
435,692 5,176,021
MediaAlpha, Inc., Class A
(a)
134,811 1,253,742
OptimizeRx Corp.
(a)
62,604 393,153
QuinStreet, Inc.
(a)
130,314 1,565,071
Revolve Group, Inc.
(a)
89,643 2,026,828
Shutterstock, Inc. 40,118 666,360
Sprinklr, Inc., Class A
(a)
374,380 2,246,280
Upwork, Inc.
(a)
459,223 5,033,084
Yelp, Inc.
(a)
236,307 5,846,235
Ziff Davis, Inc.
(a)
109,550 4,596,718
$ 61,520,247
Leisure Time - 0 .50%
Acushnet Holdings Corp. 22,523 2,105,450
OneSpaWorld Holdings Ltd. 40,919 939,091
Patrick Industries, Inc. 19,673 2,185,080
Polaris, Inc. 66,090 3,601,905
$ 8,831,526
Machinery - Construction & Mining
- 0 .56%
Astec Industries, Inc. 25,560 1,376,150
Terex Corp. 145,190 8,580,729
$ 9,956,879
Machinery - Diversified - 2 .04%
Alamo Group, Inc. 13,027 2,149,064
Cactus, Inc., Class A 84,270 3,991,870
Chart Industries, Inc.
(a)
63,814 13,193,545
Columbus McKinnon Corp. 55,180 801,765
Gorman-Rupp Co. 13,349 829,373
Lindsay Corp. 14,980 1,783,669
Thermon Group Holdings, Inc.
(a)
36,814 1,855,426
Watts Water Technologies, Inc., Class A 21,512 6,244,718
Zurn Elkay Water Solutions Corp. 115,617 5,184,266
$ 36,033,696
Media - 0 .39%
AMC Networks, Inc., Class A
(a)
79,177 537,612
Cable One, Inc.
(a)
18,077 1,648,803
Gray Media, Inc. 206,761 897,343
Scholastic Corp. 63,396 2,476,248
USA TODAY Co., Inc.
(a)
198,272 1,397,817
$ 6,957,823
Metal Fabrication & Hardware - 0 .19%
Janus International Group, Inc.
(a)
207,583 1,069,053
Proto Labs, Inc.
(a)
18,515 1,055,725
Worthington Steel, Inc. 43,364 1,316,097
$ 3,440,875

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining - 2 .08%
Caledonia Mining Corp. PLC 46,705 $ 1,055,066
Coeur Mining, Inc.
(a)
589,590 11,066,604
Hecla Mining Co. 576,300 10,736,469
Idaho Strategic Resources, Inc.
(a)
52,317 1,680,422
Kaiser Aluminum Corp. 23,233 2,799,809
SSR Mining, Inc.
(a)
235,781 6,931,961
U.S. Lime & Minerals, Inc. 18,967 2,477,280
$ 36,747,611
Miscellaneous Manufacturers - 1 .31%
Fabrinet
(a)
26,622 13,883,905
Federal Signal Corp. 47,663 5,154,277
Materion Corp. 19,264 2,786,538
Myers Industries, Inc. 67,822 1,436,470
$ 23,261,190
Multi-National - 0 .08%
Banco Latinoamericano de Comercio Exterior
SA 28,817 1,471,972
Office Furnishings - 0 .21%
HNI Corp. 75,347 2,515,836
Interface, Inc. 49,675 1,237,901
$ 3,753,737
Oil & Gas - 2 .73%
CNX Resources Corp.
(a)
259,369 9,998,675
Noble Corp. PLC 168,585 8,272,466
Par Pacific Holdings, Inc.
(a)
127,218 7,968,936
Patterson-UTI Energy, Inc. 1,132,201 12,261,737
PrimeEnergy Resources Corp.
(a)
6,710 1,562,423
Riley Exploration Permian, Inc. 23,970 873,706
Talos Energy, Inc.
(a)
227,368 3,583,320
Valaris Ltd.
(a)
39,479 3,870,521
$ 48,391,784
Oil & Gas Services - 2 .36%
Core Laboratories, Inc. 45,480 763,609
Expro Group Holdings NV
(a)
105,205 1,831,619
Flotek Industries, Inc.
(a)
79,725 1,352,933
Forum Energy Technologies, Inc.
(a)
15,118 886,822
Helix Energy Solutions Group, Inc.
(a)
179,826 1,778,479
Innovex International, Inc.
(a)
43,788 1,067,989
Kodiak Gas Services, Inc. 141,572 8,256,479
Liberty Energy, Inc. 354,428 10,207,526
National Energy Services Reunited Corp.
(a)
97,198 2,086,841
Natural Gas Services Group, Inc. 12,162 458,994
Oceaneering International, Inc.
(a)
97,870 3,471,449
Oil States International, Inc.
(a)
82,678 962,372
TETRA Technologies, Inc.
(a)
229,515 1,955,468
Tidewater, Inc.
(a)
80,981 6,765,963
$ 41,846,543
Packaging & Containers - 0 .34%
Ardagh Metal Packaging SA 279,489 1,131,930
Greif, Inc., Class A 35,350 2,370,925
TriMas Corp. 71,880 2,583,367
$ 6,086,222
Pharmaceuticals - 2 .68%
AdaptHealth Corp.
(a)
106,753 1,270,361
Alkermes PLC
(a)
152,004 5,374,861
Amneal Pharmaceuticals, Inc.
(a)
144,313 1,793,811
Amphastar Pharmaceuticals, Inc.
(a)
36,959 724,027
Catalyst Pharmaceuticals, Inc.
(a)
110,996 2,748,261
Collegium Pharmaceutical, Inc.
(a)
43,245 1,430,112
CorMedix, Inc.
(a)
174,120 1,182,275
Guardian Pharmacy Services, Inc., Class A
(a)
28,770 1,083,478
Harmony Biosciences Holdings, Inc.
(a)
64,038 1,793,704
Harrow, Inc.
(a)
49,575 1,748,014
Herbalife Ltd.
(a)
116,356 1,712,760
Indivior Pharmaceuticals, Inc.
(a)
157,647 4,805,081
MannKind Corp.
(a)
330,093 808,728
Mirum Pharmaceuticals, Inc.
(a)
54,330 5,019,005
Pacira BioSciences, Inc.
(a)
83,409 1,885,043
Phibro Animal Health Corp., Class A 21,658 1,197,904
Protagonist Therapeutics, Inc.
(a)
80,509 8,485,649
COMMON STOCKS (continued) Shares Held Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.
(a)
62,411 $ 3,226,025
Xeris Biopharma Holdings, Inc.
(a)
197,027 1,142,757
$ 47,431,856
Pipelines - 0 .06%
Excelerate Energy, Inc., Class A 31,423 1,050,157
Private Equity - 0 .11%
Patria Investments Ltd., Class A 157,287 1,981,816
Real Estate - 0 .86%
Compass, Inc., Class A
(a)
1,251,145 9,145,870
Cushman & Wakefield Ltd.
(a)
300,553 3,684,780
RMR Group, Inc., Class A
(b)
40,430 625,452
St. Joe Co. 28,191 1,770,395
$ 15,226,497
REITs - 4 .35%
American Assets Trust, Inc. 68,572 1,262,410
American Healthcare REIT, Inc. 254,863 12,019,339
Broadstone Net Lease, Inc. 222,033 4,056,543
CareTrust REIT, Inc. 218,728 8,016,381
CBL & Associates Properties, Inc. 27,355 1,051,253
Community Healthcare Trust, Inc. 40,303 640,415
COPT Defense Properties 143,206 4,382,104
Curbline Properties Corp. 91,635 2,363,267
DiamondRock Hospitality Co. 341,057 3,195,704
Easterly Government Properties, Inc. 66,411 1,423,188
Farmland Partners, Inc. 85,530 960,502
Getty Realty Corp. 54,252 1,725,214
Innovative Industrial Properties, Inc. 47,638 2,389,522
InvenTrust Properties Corp. 69,872 2,128,301
Kite Realty Group Trust 228,712 5,614,880
LXP Industrial Trust 82,574 3,819,873
National Health Investors, Inc. 28,776 2,326,827
NETSTREIT Corp. 154,053 2,900,818
Outfront Media, Inc. 171,746 4,551,269
Postal Realty Trust, Inc., Class A 43,217 802,107
RLJ Lodging Trust 243,720 1,808,402
Safehold, Inc. 65,525 886,553
Summit Hotel Properties, Inc. 156,867 693,352
Terreno Realty Corp. 92,684 5,692,651
Universal Health Realty Income Trust 15,281 618,422
Xenia Hotels & Resorts, Inc. 110,878 1,644,321
$ 76,973,618
Retail - 4 .10%
American Eagle Outfitters, Inc. 466,040 7,782,868
Boot Barn Holdings, Inc.
(a)
49,460 7,238,966
Brinker International, Inc.
(a)
81,989 11,705,569
Buckle, Inc. 42,692 2,149,969
Build-A-Bear Workshop, Inc. 31,449 1,177,765
Cheesecake Factory, Inc. 82,683 4,526,894
Designer Brands, Inc., Class A
(b)
19,217 109,345
Dine Brands Global, Inc. 37,748 990,507
FirstCash Holdings, Inc. 48,292 9,078,896
National Vision Holdings, Inc.
(a)
89,713 2,323,567
PriceSmart, Inc. 12,367 1,861,233
Sally Beauty Holdings, Inc.
(a)
125,796 1,742,275
Signet Jewelers Ltd. 67,556 5,717,940
Sonic Automotive, Inc., Class A 14,283 979,385
Urban Outfitters, Inc.
(a)
129,629 8,211,997
Victoria's Secret & Co.
(a)
140,516 6,514,322
Zumiez, Inc.
(a)
18,917 419,201
$ 72,530,699
Savings & Loans - 1 .15%
Axos Financial, Inc.
(a)
78,398 6,670,886
Provident Financial Services, Inc. 191,817 4,058,848
WaFd, Inc. 135,817 4,264,654
WSFS Financial Corp. 82,408 5,394,427
$ 20,388,815
Semiconductors - 1 .59%
ACM Research, Inc., Class A
(a)
81,912 3,223,237
Axcelis Technologies, Inc.
(a)
60,899 5,668,479
Kulicke & Soffa Industries, Inc. 58,157 3,822,078

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors (continued)
Photronics, Inc.
(a)
47,672 $ 1,926,426
Rambus, Inc.
(a)
128,381 11,044,617
SkyWater Technology, Inc.
(a)
91,083 2,496,585
$ 28,181,422
Software - 7 .13%
ACI Worldwide, Inc.
(a)
93,642 3,840,258
Bandwidth, Inc., Class A
(a)
40,198 716,328
BlackLine, Inc.
(a)
117,478 4,346,686
Box, Inc., Class A
(a)
311,643 7,367,241
Clear Secure, Inc., Class A 158,286 7,662,625
Commerce.com, Inc.
(a)
363,708 971,100
Consensus Cloud Solutions, Inc.
(a)
36,732 872,018
CSG Systems International, Inc. 55,473 4,434,512
Daily Journal Corp.
(a)
8,565 4,131,242
Digi International, Inc.
(a)
39,671 1,912,142
DigitalOcean Holdings, Inc.
(a)
163,020 13,983,856
Five9, Inc.
(a)
251,084 3,808,944
Freshworks, Inc., Class A
(a)
750,381 6,025,559
GigaCloud Technology, Inc., Class A
(a)
45,778 2,077,406
IBEX Holdings Ltd.
(a)
28,339 760,052
Innodata, Inc.
(a)
92,412 3,568,952
Life360, Inc.
(a),(b)
84,266 3,439,738
LiveRamp Holdings, Inc.
(a)
92,294 2,447,637
N-able, Inc.
(a)
250,509 1,169,877
Nutex Health, Inc.
(a),(b)
10,221 971,404
Pagaya Technologies Ltd., Class A
(a),(b)
370,857 4,320,484
PagerDuty, Inc.
(a)
387,771 2,408,058
Phreesia, Inc.
(a)
160,992 1,349,113
Planet Labs PBC
(a)
545,922 15,258,520
Red Violet, Inc.
(a)
27,947 966,966
SPS Commerce, Inc.
(a)
79,220 4,410,177
Talkspace, Inc.
(a)
177,121 916,601
VTEX, Class A
(a)
325,916 1,303,664
Waystar Holding Corp.
(a)
258,587 6,234,533
Yext, Inc.
(a)
248,063 952,562
Zeta Global Holdings Corp., Class A
(a)
853,016 13,580,015
$ 126,208,270
Telecommunications - 2 .24%
A10 Networks, Inc. 86,873 2,008,504
Calix, Inc.
(a)
100,423 4,919,723
Clearfield, Inc.
(a)
32,159 851,249
Credo Technology Group Holding Ltd.
(a)
108,778 10,210,991
Frequency Electronics, Inc.
(a)
24,720 1,094,107
Harmonic, Inc.
(a)
154,480 1,387,230
IDT Corp., Class B 25,698 1,261,772
InterDigital, Inc. 24,985 7,545,470
Preformed Line Products Co. 11,438 3,096,838
Vistance Networks, Inc.
(a)
397,670 7,237,594
$ 39,613,478
Textiles - 0 .32%
UniFirst Corp. 22,260 5,600,393
Transportation - 1 .38%
Costamare, Inc. 82,114 1,387,727
DHT Holdings, Inc. 238,637 4,359,898
International Seaways, Inc. 55,835 4,069,255
Navigator Holdings Ltd. 33,522 647,980
Scorpio Tankers, Inc. 102,606 7,660,564
Teekay Corp. Ltd. 58,308 711,941
Teekay Tankers Ltd., Class A 45,904 3,365,681
World Kinect Corp. 94,908 2,189,527
$ 24,392,573
Water - 0 .05%
Middlesex Water Co. 16,173 841,805
TOTAL COMMON STOCKS a $ 1,762,088,463
INVESTMENT COMPANIES - 0 .74 % Shares Held Value
Money Market Funds - 0 .74% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.55%
(c),(d),(e)
5,258,222 $ 5,258,222
INVESTMENT COMPANIES (continued) Shares Held Value
Money Market Funds (continued)
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(c)
7,839,721 $ 7,839,721
TOTAL INVESTMENT COMPANIES a $ 13,097,943
Total Investments
100.26%
$ 1,775,186,406
Other Assets and Liabilities - (0.26%) (4,665,914)
TOTAL NET ASSETS - 100.00% $ 1,770,520,492
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $5,416,911 or 0.31% of net assets.
(c)
1-day yield shown as of period end.
(d)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,258,222 or 0.30% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2026 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
March 31, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ 4,091,677 $ 266,217,717 $ 265,051,172 $ 5,258,222
$ 4,091,677 $ 266,217,717 $ 265,051,172 $ 5,258,222
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6
3.55% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .43 % Shares Held Value
Advertising - 0 .76% - —
Omnicom Group, Inc. 20,056 $ 1,510,417
Aerospace & Defense - 4 .55%
General Dynamics Corp. 5,021 1,723,308
General Electric Co. 3,969 1,126,283
L3Harris Technologies, Inc. 5,478 1,890,732
Lockheed Martin Corp. 3,725 2,251,353
Northrop Grumman Corp. 2,969 2,025,570
$ 9,017,246
Agriculture - 2 .11%
Altria Group, Inc. 34,942 2,305,823
Archer-Daniels-Midland Co. 25,874 1,880,781
$ 4,186,604
Auto Manufacturers - 2 .49%
Cummins, Inc. 3,130 1,684,003
Ford Motor Co. 152,758 1,762,827
Tesla, Inc.
(a)
4,008 1,489,974
$ 4,936,804
Banks - 5 .88%
Bank of America Corp. 77,002 3,753,847
Bank of New York Mellon Corp. 14,949 1,773,400
Fifth Third Bancorp 38,461 1,786,898
JPMorgan Chase & Co. 1,389 408,588
Northern Trust Corp. 12,243 1,708,756
State Street Corp. 14,499 1,834,993
Wells Fargo & Co. 5,001 398,130
$ 11,664,612
Beverages - 2 .47%
Brown-Forman Corp., Class B 16,305 431,104
Molson Coors Beverage Co., Class B 33,572 1,445,610
PepsiCo, Inc. 19,446 3,019,770
$ 4,896,484
Biotechnology - 1 .26%
Amgen, Inc. 1,567 551,349
Corteva, Inc. 23,165 1,939,142
$ 2,490,491
Chemicals - 0 .43%
CF Industries Holdings, Inc. 3,473 450,934
Linde PLC 830 411,481
$ 862,415
Commercial Services - 0 .98%
Automatic Data Processing, Inc. 9,608 1,952,153
Computers - 9 .58%
Accenture PLC, Class A 11,511 2,282,516
Apple, Inc. 59,499 15,100,251
HP, Inc. 84,205 1,617,578
$ 19,000,345
Cosmetics & Personal Care - 1 .95%
Procter & Gamble Co. 26,799 3,870,848
Diversified Financial Services - 5 .65%
American Express Co. 5,203 1,573,803
ARES Management Corp., Class A 9,308 1,015,503
Capital One Financial Corp. 12,602 2,298,983
Invesco Ltd. 66,958 1,626,410
Mastercard, Inc., Class A 4,773 2,384,877
Synchrony Financial 25,160 1,711,383
Visa, Inc., Class A 1,952 589,973
$ 11,200,932
Electric - 2 .29%
Edison International 23,828 1,743,733
NextEra Energy, Inc. 30,169 2,802,097
$ 4,545,830
Electrical Components & Equipment
- 0 .92%
AMETEK, Inc. 8,476 1,816,915
Electronics - 1 .81%
Keysight Technologies, Inc.
(a)
6,789 1,917,010
TE Connectivity PLC 7,991 1,670,279
$ 3,587,289
Food - 0 .77%
Kraft Heinz Co. 67,683 1,522,191
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products - 0 .73%
ResMed, Inc. 6,443 $ 1,446,325
Healthcare - Services - 2 .63%
Cigna Group 7,477 1,994,490
UnitedHealth Group, Inc. 11,884 3,215,691
$ 5,210,181
Home Builders - 0 .19%
DR Horton, Inc. 2,731 374,748
Insurance - 5 .72%
Allstate Corp. 9,003 1,866,682
Assurant, Inc. 7,131 1,553,203
Chubb Ltd. 7,256 2,364,948
Globe Life, Inc. 11,004 1,531,427
Hartford Insurance Group, Inc. 12,868 1,740,139
Progressive Corp. 1,978 392,119
Travelers Cos., Inc. 6,504 1,897,087
$ 11,345,605
Internet - 3 .61%
Airbnb, Inc., Class A
(a)
12,960 1,636,589
Amazon.com, Inc.
(a)
26,478 5,514,573
$ 7,151,162
Machinery - Diversified - 0 .79%
Nordson Corp. 5,914 1,573,479
Media - 1 .89%
Comcast Corp., Class A 73,483 2,109,697
Walt Disney Co. 17,061 1,644,339
$ 3,754,036
Miscellaneous Manufacturers - 2 .62%
A.O. Smith Corp. 22,059 1,454,570
Illinois Tool Works, Inc. 7,358 1,915,214
Parker-Hannifin Corp. 2,038 1,824,499
$ 5,194,283
Oil & Gas - 5 .11%
APA Corp. 48,739 2,068,483
Chevron Corp. 5,758 1,191,330
Exxon Mobil Corp. 34,157 5,795,077
Marathon Petroleum Corp. 4,387 1,071,218
$ 10,126,108
Oil & Gas Services - 2 .00%
Baker Hughes Co. 28,871 1,762,575
SLB Ltd. 43,083 2,214,035
$ 3,976,610
Pharmaceuticals - 8 .69%
AbbVie, Inc. 1,748 380,172
Bristol-Myers Squibb Co. 39,895 2,419,632
Cardinal Health, Inc. 8,644 1,826,564
Cencora, Inc. 4,177 1,312,163
Johnson & Johnson 13,493 3,298,229
McKesson Corp. 2,536 2,194,553
Merck & Co., Inc. 31,162 3,748,477
Viatris, Inc. 28,401 383,697
Zoetis, Inc. 14,149 1,672,553
$ 17,236,040
REITs - 0 .99%
Host Hotels & Resorts, Inc. 83,098 1,592,158
Realty Income Corp. 6,187 378,520
$ 1,970,678
Retail - 8 .29%
Best Buy Co., Inc. 24,041 1,543,432
Costco Wholesale Corp. 1,733 1,726,813
Dollar Tree, Inc.
(a)
12,367 1,354,310
Home Depot, Inc. 3,061 1,006,733
Lululemon Athletica, Inc.
(a)
9,220 1,411,582
Ross Stores, Inc. 8,351 1,809,077
TJX Cos., Inc. 13,117 2,094,785
Walmart, Inc. 44,215 5,495,040
$ 16,441,772
Semiconductors - 2 .87%
Analog Devices, Inc. 5,396 1,716,683
QUALCOMM, Inc. 18,911 2,435,359

Schedule of Investments
Principal Value ETF
March 31, 2026 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors (continued)
Skyworks Solutions, Inc. 28,614 $ 1,532,280
$ 5,684,322
Software - 4 .03%
Adobe, Inc.
(a)
8,317 2,021,696
Fiserv, Inc.
(a)
27,830 1,552,914
Intuit, Inc. 4,029 1,742,059
Salesforce, Inc. 14,309 2,671,061
$ 7,987,730
Telecommunications - 4 .33%
AT&T, Inc. 103,813 3,009,539
Cisco Systems, Inc. 32,747 2,540,840
Verizon Communications, Inc. 60,317 3,027,913
$ 8,578,292
Transportation - 1 .04%
FedEx Corp. 5,780 2,058,720
TOTAL COMMON STOCKS a $ 197,171,667
INVESTMENT COMPANIES - 0 .45 % Shares Held Value
Money Market Funds - 0 .45% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.61%
(b)
899,449 $ 899,449
TOTAL INVESTMENT COMPANIES a $ 899,449
Total Investments
99.88%
$ 198,071,116
Other Assets and Liabilities - 0.12% 229,789
TOTAL NET ASSETS - 100.00% $ 198,300,905
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Principal Exchange-Traded Funds
March 31, 2026 (unaudited)
1. Security Valuation
The Funds may invest in series of Principal Funds, Inc. (an affiliate of the Advisor) and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing net asset value (“NAV”) per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
2. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, mortgage- backed securities, municipal bonds, OTC and exchange cleared derivatives.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.

Principal Exchange-Traded Funds
March 31, 2026 (unaudited)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of March 31, 2026, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Investment Companies
*
$ 30,338,684 $ — $ — $ 30,338,684
Bonds
*
— 451,511,300 — 451,511,300
Senior Floating Rate Interests
*
— 19,162,813 — 19,162,813
U.S. Government & Government Agency Obligations
*
— 1,748,086 — 1,748,086
Total Investments in Securities $ 30,338,684 $ 472,422,199 $ — $ 502,760,883
Principal Capital Appreciation Select ETF
Common Stocks
*
226,632,513 — — 226,632,513
Investment Companies
*
6,155,952 — — 6,155,952
Total Investments in Securities $ 232,788,465 $ — $ — $ 232,788,465
Principal Focused Blue Chip ETF
Common Stocks
*
191,838,930 — — 191,838,930
Investment Companies
*
31,936 — — 31,936
Total Investments in Securities $ 191,870,866 $ — $ — $ 191,870,866
Principal International Equity ETF
Common Stocks
*
1,209,072,260 — — 1,209,072,260
Investment Companies
*
20,816,567 — — 20,816,567
Total Investments in Securities $ 1,229,888,827 $ — $ — $ 1,229,888,827
Principal Investment Grade Corporate Active ETF
Investment Companies
*
5,033,487 — — 5,033,487
Bonds
*
— 161,960,625 — 161,960,625
Total Investments in Securities $ 5,033,487 $ 161,960,625 $ — $ 166,994,112
2. Fair Valuation (continued)

Principal Exchange-Traded Funds
March 31, 2026 (unaudited)
The Funds’ Schedules of Investments for the period ended March 31, 2026 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Investment Grade Corporate Active ETF (continued)
Derivative Assets
Interest Rate Contracts
Futures
**
$ 176,451 $ — $ — $ 176,451
Derivative Liabilities
Interest Rate Contracts
Futures
**
(6,670) — — (6,670)
Principal Quality ETF
Common Stocks
*
29,170,845 — — 29,170,845
Investment Companies
*
60,083 — — 60,083
Total Investments in Securities $ 29,230,928 $ — $ — $ 29,230,928
Principal Real Estate Active Opportunities ETF
Common Stocks
*
23,113,746 — — 23,113,746
Investment Companies
*
360,625 — — 360,625
Total Investments in Securities $ 23,474,371 $ — $ — $ 23,474,371
Principal Spectrum Preferred and Income ETF
Investment Companies
*
560,080 — — 560,080
Preferred Stocks
*
9,239,988 — — 9,239,988
Bonds
*
— 56,668,720 — 56,668,720
Total Investments in Securities $ 9,800,068 $ 56,668,720 $ — $ 66,468,788
Principal Spectrum Preferred Securities Active ETF
Investment Companies
*
51,711,978 — — 51,711,978
Bonds
*
— 1,416,739,564 — 1,416,739,564
Total Investments in Securities $ 51,711,978 $ 1,416,739,564 $ — $ 1,468,451,542
Principal U.S. Mega-Cap ETF
Common Stocks
*
2,880,726,441 — — 2,880,726,441
Investment Companies
*
8,054,582 — — 8,054,582
Total Investments in Securities $ 2,888,781,023 $ — $ — $ 2,888,781,023
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 67,810,579 — — 67,810,579
Communications 108,091,548 — — 108,091,548
Consumer, Cyclical 157,377,676 — — 157,377,676
Consumer, Non-cyclical 374,088,445 — — 374,088,445
Energy 108,648,010 — — 108,648,010
Financial 371,275,373 — — 371,275,373
Government 1,471,972 — — 1,471,972
Industrial 339,106,833 — — 339,106,833
Technology 180,123,344 — — 180,123,344
Utilities 54,094,683 — — 54,094,683
Investment Companies
*
13,097,943 — — 13,097,943
Total Investments in Securities $ 1,775,186,406 $ — $ — $ 1,775,186,406
Principal Value ETF
Common Stocks
*
197,171,667 — — 197,171,667
Investment Companies
*
899,449 — — 899,449
Total Investments in Securities $ 198,071,116 $ — $ — $ 198,071,116
* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
** Exchange cleared swaps and/or futures are presented at the unrealized appreciation (depreciation) of the instrument.
2. Fair Valuation (continued)